UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2012

Semi-Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2012. This Semi-Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during the first half of 2012.

Six Month Retrospective

The most remarkable thing so far about the 2012 equity market, represented by the S&P 500®, is how similar it is to the previous two years. In both of those cases prices advanced strongly in the beginning of the year, only to drop during the late spring, summer and early fall, before advancing again through the end of the year. The same pattern has revealed itself so far this year, raising the question about what will happen during the second half.

The reasons for the mid-year declines are essentially the same: in general, an increase in investor fear that global growth is slowing and might lead to worldwide recession. The particular factors leading to this fear include the sovereign debt crisis in Europe, a slowdown in China engineered to reduce rising inflationary pressure, weakening economic data in the United States and the failure by the U.S. to get its own debt problems under control. The reason for the end-of-year and beginning-of-year rallies was a series of liquidity injections by the major central banks around the world. It has long been a staple of Wall Street wisdom that an investor should "never fight the Federal Reserve," or in this case, the Feds around the world, whenever they loosen monetary policy.

The major difference between now and the last two years is that we've seen this happen before. The effectiveness of successive quantitative easing appears to have diminished, and any new ones would likely prove less impressive to investors. As such, current confidence in monetary policy initiatives is lower compared to past years. The aggressive injection of liquidity by monetary authorities was designed to protect the recovery from petering out while giving policy makers the time to develop programs for fiscal stimulus to promote growth. Simultaneously, the expectation was that policy makers would implement strategies for getting control of rising deficits and, over the long term, reducing national debts. But so far, no such policies have been successfully deployed.

For example, the efforts by the U.S. Congress to come up with a deficit reduction plan in 2011 concluded in failure. Instead, it resulted in an agreement to implement "automatic sequestration of funds" equally apportioned from the defense and discretionary portions of the budget beginning in January 2013. Similarly, Europe staggered from one crisis to another, agreeing to bailouts for Ireland; Portugal; Greece; and most recently, Spanish banks. The condition for each bailout was the implementation of severe "austerity measures" in each of the recipient countries, raising the bar on economic growth necessary to pay off existing debt, as well as the additional debt added by the bailouts.

Debt Crisis in Europe Continues to Affect Markets

The most recent European Summit, the 20th in the past two years, took a small step in the direction of addressing the European Union's fatal flaw, namely, the lack of a centralized fiscal authority to police taxing and spending activities by individual constituent nations, as well as to provide continent-wide oversight and regulation of the banks. The breakthrough at this summit was a general agreement to establish a centralized bank regulatory authority over all banks, or at least the largest European banks.

In addition, the summit agreed to allow the European Stabilization Mechanism (ESM) to provide funds for bank recapitalization directly to the banks needing it rather than through the government of the country in which the bank is domiciled. This decision is important in two regards: first, lending directly to banks avoids adding to the debt burdens of the sovereign, and second, the funds provided directly to the banks from the ESM will not take priority over previous private lenders in the case of a default by the bank, as happened in the Greek bailout. In the latter case, all private funding dried up, and would probably have done so in Spain's case if this second provision had not been agreed upon.

The attempt to work out the details of these new agreements will inevitably involve politics and therefore setbacks, which means the European situation will continue to roil markets for some time, and well beyond the current year.

U.S. Economic Data Remains Weak

In the meantime, the economic data from the U.S. and China, the two largest drivers of global growth, have been steadily softening and generally below expectations. U.S. Gross Domestic Product (GDP) for the first quarter of 2012 came in at 1.9%, versus an expectation of 2.5%. While GDP for the second quarter of this year has not yet been reported at the time of this writing in late July 2012, the economic components that make up the measure have nearly all weakened, including consumption, net exports, business spending and government spending. The one bright spot has been residential construction, not so much because it has been robust, but that it has stopped declining and has even been up a bit on a month-to-month basis for several months. However, that will not move the needle on overall growth for the economy.

In the meantime, nearly all regional surveys of manufacturing activity, the engine behind the domestic recovery so far, showed weakening, with the recently released ISM Manufacturing survey for June dropping to 49.7 versus May's 53.5 and an expectation of 52.0. A reading below 50 is generally interpreted as contraction rather than expansion. At the least, the reading suggests a pull back by businesses. This conclusion is buttressed by the employment data recorded over the past few months. Weekly unemployment claims declined from a peak of 667,000 in March 2009 to a low of 362,000 in March 2012, but have since steadily risen back toward the 400,000 level. During this backup in weekly claims, job growth has slowed from an average of over 200,000 per month to less than 100,000 per month, a rate insufficient to cover new entrants to the job market, reduce unemployment or sustain recovery. Without jobs growth, consumer spending will remain muted; without sustainable spending, production will stall or decline. In addition, a slowdown in spending among our trading partners augurs sluggish domestic growth at best, and the threat of falling back into recession.

China Data Also Fails to Meet Expectations

China has witnessed a similar weakening in its data, with production data failing to meet expectations in most months of this year, while exports, although still positive, have increased at a successively slower rate. Furthermore, the strategy of shifting from more of a production-led economy to a consumer-led economy is not materializing quickly enough to take up the slack. Despite interest rate reductions and giving banks more flexibility to compete, allowing the currency to trade in a wider range and opening the markets to greater inflow and outflow of capital — all necessary moves to make China a true global player — the larger forces of global macroeconomics are overpowering even the tight fisted economic controls employed by the Chinese authorities.

Ultimately, China's growth depends on the health of other parts of the global economy, especially Europe and the U.S., and vice-versa. The complex global interdependence that has developed over the past 10 to 20 years means that both prosperity and suffering are shared, albeit perhaps to different degrees in different regions or countries. Nonetheless, for better or worse, we have become a more united world than at any time in history. And the driver of this increasing interdependence has been finance and economics, fostered by instantaneous communications. Our problems are significant but addressable, if the political will exists to solve them.

End of Bush Era Tax Cuts Looms Large

The U.S. is, in fact, currently facing a supreme test of political will with the so-called "fiscal cliff" arriving at the end of this year. On January 1, 2013, the Bush era tax cuts are scheduled to end, along with the payroll tax cut instituted two years ago to provide modest stimulus to consumer spending. Similarly, an investment tax credit for business capital investment will also end.

Further, the Patient Protection and Affordable Care Act, President Obama's signature achievement of his first term and just upheld by the United States Supreme Court, includes an additional 0.9% tax on high levels of income. Also, another incremental tax on high-income individuals of 3.8% on net investment income, over and above the current 15% capital gains rate, will be levied. Finally, if Congress does not specifically act on deficit reduction before the end of the year, the automatic spending cuts agreed to as a penalty for failure to implement a specific deficit reduction package in 2010 will take effect. Together, these tax increases and spending cuts are estimated to reduce GDP by over 3%. Obviously, if all these measures take effect, economic growth will be negative if current growth of less than 2.0% persists into next year.

The fly in the ointment is that between now and then, there are presidential and congressional elections that by all current prognostications will be close races, although the House is widely expected to remain under Republican control. Most commentators agree that a deficit pact before the election, or even in the post-election "lame duck" period, is highly unlikely. There is some chance that Congress may vote to postpone the implementation of these tax increases and spending cuts, or at least some of them, but that remains to be seen given the extreme partisanship that has marked the current congressional term.

Businesses, Consumers and Investors Exercising Caution

All of these uncertainties are making businessmen, consumers and investors around the world reluctant to spend or invest. That seems to be what the deteriorating economic data suggest.

Stock markets tend to move in the direction of corporate earnings. As we are about to enter the 2012 second quarter reporting season, the expectation is that year-over-year growth will come in at +5.0%, the slowest growth in 12 consecutive quarters. The percentage of positive earnings surprises has also been decelerating in successive quarters, while we have recently witnessed a number of high-profile company pre-announcements warning that second quarter earnings are likely to come in below expectations.

Weakness in Europe and difficult foreign exchange comparisons seem to be the common theme. And negative earnings revisions by analysts have increased compared to positive revisions. Should earnings disappoint, or worse, go negative, stocks would probably decline in response to another strong indication that the economy could be entering a recession. Of course, stocks remain relatively cheap, especially as compared to bonds, and there is the abiding hope that the Federal Reserve can find another creative way to prop up the economy.

Markets Face Headwinds Moving Forward

That seems to be one explanation why markets have held up as well as they have so far. After all, through June, the S&P 500 was up over 9% year-to-date. But if earnings begin to fall, stocks will no longer appear so inexpensive, and with slowdowns in Europe and China, as well as currency headwinds against the Euro, the odds are increasing that earnings could prove fragile.

Forecasting the trajectory of the economy and corporate profits becomes exceedingly difficult when the factors driving them are a function of politics. Europe, the U.S. and China are each facing serious economic and financial issues that can only be resolved by bold and courageous policy decisions. Most of these decisions are dependent on political considerations among polarized nations (Europe), opposing political ideologies (U.S.) and conflicting options for sustained growth (China). At some point, stock markets will lose patience with half-baked steps, deferral of real solutions to problems and political gridlock, and will raise the price of risky assets. The recent increase in stock volatility suggests that we might be approaching just such a market response.

The bond markets of the healthiest developed economies (United States, Germany and Japan) have actually already signaled concern with the increasing risk to global economic growth through appreciation of their sovereign bonds and consequent historically low yields. They have become the few "safe havens" for risk-averse investors. If markets become convinced that credible actions are being taken by policy makers to address problems, stocks will advance and bond prices will decline and yields will rise. Probabilities at present do not favor this latter outcome. We should probably expect more volatility in stocks and perhaps even lower interest rates for sovereign bonds of the strongest countries over the next six to twelve months.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2012

All America Fund	+8.83%
Equity Index Fund	+9.50%
Mid-Cap Equity Index Fund	+8.01%
Small Cap Value Fund	+8.59%
Small Cap Growth Fund	+6.43%
Bond Fund	+2.33%
Money Market Fund	+0.02%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the six months ended June 30, 2012 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2012, the S&P 500 of large capitalization stocks increased by 9.49% on a total return basis, while the Russell 2000® Growth Index was up 8.81% and the Russell 2000® Value Index was up 8.23%.

The All America Fund's return for the six months ended June 30, 2012, was 8.83% versus the benchmark return of 9.49%. The underperformance of the Fund was largely the result of the underperformance of the Small Cap Growth component of the Fund. The Equity Index, Large Cap and Small Cap Value components each performed in line with the benchmark. It should be noted that the S&P 500, the fund's benchmark, outperformed all domestic indexes except the Russell 1000® Growth Index for the six months ended June 30, 2012.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had an overall strong first half of 2012, returning 9.49% including dividends. The S&P 500 reached its high of 1422 on April 2, 2012, which was followed by a market correction of over 10.5% to the intra-quarter low of 1,278 on June 4, 2012. Concerns over sovereign defaults in Europe, the potential of a breakup of the European Union and a potential slow-down in corporate earnings weighed on the market. Despite no resolution to fiscal concerns in Europe and minimal improvement to domestic economic conditions, the market recovered from its low on June 4, 2012, and rallied 7% into the end of June. Telecom, Financials, Consumer Discretionary and IT were the best performing sectors for the first half of the year, returning 15.6%, 11.3%, 11.3% and 11.0%, respectively. Energy and Materials were the worst performing, with returns of -0.12% and 2.9% respectively.

The Equity Index Fund's performance for the six months ended June 30, 2012, was 9.50%, in line with the benchmark return of 9.49%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 underperformed the S&P 500® in the first half of 2012, a continuation of their respective performance during 2011 and was driven by investor demand for yield and liquidity. Within the S&P MidCap 400, the Healthcare sector was extremely strong, up 15%. Similar to their large-cap counterparts, Telecom, Consumer Discretionary and Financials outperformed and were up 13.7%, 11.5% and 9.2% respectively. Energy and Consumer Staples were the worst performing sectors with returns of -10.7% and -3.3% respectively.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2012, was 8.01%, slightly above the 7.90% return of the S&P MidCap 400.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2012, the Small Cap Value Fund returned 8.59% versus a 8.23% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Technology, Healthcare and Utilities, while sectors detracting from Fund performance included Energy and Consumer Cyclical.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 6.43% during the six months ended June 30, 2012. The Fund's benchmark, the Russell 2000® Growth Index, returned 8.81% for the period. The Small Cap Growth Fund showed competitive results for 2012, especially when one considers that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

For the six-month period, eight of the ten economic sectors in the small cap growth universe had positive returns, with Healthcare showing the most impressive results, up 22.63%. The next best performing sector was Consumer Discretionary, which had a return of 12.29%. The Healthcare sector contributed more than half the return for the benchmark during the first six months of the year.

Our best performance was in the Industrial and Energy sectors. We underperformed in both Healthcare and Technology. With our bottom-up stock selection approach, we remain focused on companies that have sustainable top line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve has maintained its commitment to low short-term rates in order to stimulate the economy, re-liquefy the banking system, and support the mortgage market. This has had the effect of reducing long-term rates, especially through massive government purchases of longer-dated issues. This is evidenced by the difference between two- and ten-year Treasury bond yields. At the end of 2011 this spread was 163 basis points, but declined to 132 basis points at the end of June 2012.

The corporate bond market performed well due to the decline in absolute yields as well as a continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the six months ended June 30, 2012, was 2.33%. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned 2.37% for the year. Note that the Bond Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. The Fund's emphasis on higher yielding corporate issues was a major contributor to its performance.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.10% before expenses and 0.02% after expenses for the six months ended June 30, 2012, compared to a 0.03% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

During the first half of 2012, the Federal Reserve remained committed to a near-zero interest rate policy by keeping the Fed Funds target rate at a range of 0% to 0.25%. As a result, money market returns were affected by extremely low yields and a decrease in supply of eligible investments. The Fund's strategy continued to focus on quality, liquidity, and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 14, 2012, was 0.03%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2012 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2012 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit the Equity Index and Mid-Cap Equity Index Funds' total operating expenses to their respective investment management fees. In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.07% for the Money Market Fund during the six months ended June 30, 2012 and resulted in the Fund being reimbursed for all other operating expenses during that period. The other Funds' expenses are not limited.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period ending June 30, 2012 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 – June 30, 2012
Actual	$1,000.00	$1,088.30	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.32	$5.17

*  Expenses are equal to the Fund's annual expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 – June 30, 2012
Actual	$1,000.00	$1,094.99	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 – June 30, 2012
Actual	$1,000.00	$1,080.10	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 – June 30, 2012
Actual	$1,000.00	$1,085.87	$7.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.07

*  Expenses are equal to the Fund's annual expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 – June 30, 2012
Actual	$1,000.00	$1,064.29	$7.29
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.12

*  Expenses are equal to the Fund's annual expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 – June 30, 2012
Actual	$1,000.00	$1,023.30	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.17	$5.32

*  Expenses are equal to the Fund's annual expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 – June 30, 2012
Actual	$1,000.00	$1,000.20	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$3.72

*  Expenses are equal to the Fund's annual expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
Amazon.com, Inc.*	344	$78,552
Comcast Corp. Cl A	2,491	79,637
Disney (Walt) Co.	1,662	80,607
Home Depot, Inc.	1,453	76,994
McDonald's Corp.	937	82,953
Starbucks Corp.	736	39,244
Other Securities	23,457	838,756
		1,276,743
CONSUMER STAPLES (6.6%)
Coca-Cola Co.	2,115	165,372
Kraft Foods, Inc. Cl A	1,646	63,569
PepsiCo, Inc.	1,452	102,598
Philip Morris Int'l., Inc.	1,542	134,555
Proctor & Gamble Co.	2,579	157,964
Wal-Mart Stores, Inc.	1,640	114,341
Other Securities	12,308	555,011
		1,293,410
ENERGY (6.3%)
Chevron Corp.	1,821	192,116
Exxon Mobil Corp.	4,339	371,285
Occidental Petroleum Corp.	771	66,129
Schlumberger Ltd.	1,226	79,580
Other Securities	13,368	531,100
		1,240,210
FINANCIALS (8.6%)
American Tower Corp.	369	25,797
Bank of America Corp.	10,152	83,043
Berkshire Hathaway, Inc. Cl B*	1,644	136,995
Capital One Financial Corp.	543	29,680
Citigroup, Inc.	2,835	77,707
Goldman Sachs Group, Inc.	474	45,438
JPMorgan Chase & Co.	3,514	125,555
Simon Property Group, Inc.	292	45,453
Wells Fargo & Co.	4,967	166,096
Other Securities	29,726	934,127
		1,669,891
HEALTH CARE (7.0%)
Abbott Laboratories	1,468	94,642
Gilead Sciences, Inc.*	707	36,255

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Johnson & Johnson	2,490	$168,224
Merck & Co., Inc.	2,832	118,236
Pfizer, Inc.	6,895	158,585
UnitedHealth Group, Inc.	956	55,926
Other Securities	15,012	738,940
		1,370,808
INDUSTRIALS (6.2%)
Boeing Co.	689	51,193
Caterpillar, Inc.	630	53,493
General Electric Co.	9,692	201,981
Precision Castparts Corp.	135	22,206
Union Pacific Corp.	434	51,781
United Parcel Service, Inc. Cl B	895	70,490
United Technologies Corp.	882	66,617
Other Securities	13,845	691,962
		1,209,723
INFORMATION TECHNOLOGY (11.9%)
Apple, Inc.*	899	525,011
Cisco Systems, Inc.	4,968	85,301
EMC Corp.*	2,006	51,414
Google, Inc. Cl A*	250	145,018
Int'l. Business Machines Corp.	1,082	211,618
Intel Corp.	4,618	123,070
Microsoft Corp.	7,026	214,925
Oracle Corp.	3,635	107,960
QUALCOMM, Inc.	1,712	95,324
Other Securities	26,190	758,527
		2,318,168
MATERIALS (2.0%)
Other Securities	8,768	397,373
TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	5,345	190,603
Verizon Communications, Inc.	2,603	115,677
Other Securities	5,259	56,010
		362,290
UTILITIES (2.2%)
Other Securities	11,397	429,269
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $10,649,246) 59.2%		$11,567,885

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.01%	08/09/12	$100,000	$99,990
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $99,990) 0.5%					99,990
TOTAL INDEXED ASSETS (Cost: $10,749,236) 59.7%					$11,667,875

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.6%)
Amazon.com, Inc.*	238	$54,347
Disney (Walt) Co.	943	45,736
Starbucks Corp.	1,392	74,221
Other Securities	27,339	522,278
		696,582
CONSUMER STAPLES (2.6%)
Kraft Foods, Inc. Cl A	856	33,059
PepsiCo, Inc.	649	45,858
Philip Morris Int'l., Inc.	884	77,138
Proctor & Gamble Co.	1,049	64,251
Wal-Mart Stores, Inc.	1,159	80,805
Other Securities	7,820	216,597
		517,708
ENERGY (3.4%)
Chevron Corp.	413	43,572
Exxon Mobil Corp.	1,680	143,758
McMoRan Exploration Co.*	8,014	101,537
Occidental Petroleum Corp.	490	42,027
Other Securities	31,499	340,139
		671,033
FINANCIALS (7.0%)
American Tower Corp.	715	49,986
Bank of America Corp.	3,464	28,336
Berkshire Hathaway, Inc. Cl B*	579	48,248
Capital One Financial Corp.	933	50,998
Citigroup, Inc.	912	24,998
Goldman Sachs Group, Inc.	321	30,771
JPMorgan Chase & Co.	2,064	73,747
Simon Property Group, Inc.	337	52,457
Wells Fargo & Co.	2,548	85,205
Other Securities	43,980	913,605
		1,358,351
HEALTH CARE (4.8%)
Abbott Laboratories	266	17,149
Gilead Sciences, Inc.*	632	32,409
Merck & Co., Inc.	1,447	60,412
Pfizer, Inc.	3,371	77,533
UnitedHealth Group, Inc.	650	38,025
Other Securities	32,223	722,852
		948,380
INDUSTRIALS (4.5%)
Boeing Co.	695	51,639
Caterpillar, Inc.	504	42,795
General Electric Co.	4,086	85,152

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Precision Castparts Corp.	277	$45,564
Union Pacific Corp.	248	29,589
Other Securities	16,461	617,670
		872,409
INFORMATION TECHNOLOGY (6.4%)
Apple, Inc.*	341	199,144
Cisco Systems, Inc.	947	16,260
EMC Corp.*	1,042	26,706
Google, Inc. Cl A*	95	55,107
Int'l. Business Machines Corp.	416	81,361
Intel Corp.	1,241	33,073
Microsoft Corp.	2,146	65,646
Oracle Corp.	1,582	46,985
QUALCOMM, Inc.	763	42,484
Other Securities	28,496	693,882
		1,260,648
MATERIALS (2.1%)
Other Securities	18,860	415,620
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,095	74,708
Other Securities	7,932	57,873
		132,581
UTILITIES (1.2%)
Other Securities	6,355	239,496
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $6,119,752) 36.3%		7,112,808
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	100	37,393
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.2%		37,393
TOTAL ACTIVE ASSETS (Cost: $6,129,752) 36.5%		7,150,201
TEMPORARY CASH INVESTMENTS (2) (Cost: $631,600) 3.2%		631,600
TOTAL INVESTMENTS (Cost: $17,510,588) 99.4%		19,449,676
OTHER NET ASSETS 0.6%		125,660
NET ASSETS 100.0%		$19,575,336

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Amazon.com, Inc.*	1,715	$391,620
Comcast Corp. Cl A	12,435	397,547
Disney (Walt) Co.	8,309	402,987
Home Depot, Inc.	7,256	384,495
McDonald's Corp.	4,668	413,258
Other Securities	120,793	4,383,921
		6,373,828
CONSUMER STAPLES (10.8%)
Altria Group, Inc.	9,302	321,384
Coca-Cola Co.	10,560	825,686
CVS Caremark Corp.	5,943	277,716
Kraft Foods, Inc. Cl A	8,222	317,534
PepsiCo, Inc.	7,243	511,790
Philip Morris Int'l., Inc.	7,709	672,687
Proctor & Gamble Co.	12,875	788,594
Wal-Mart Stores, Inc.	8,185	570,658
Other Securities	46,203	2,171,904
		6,457,953
ENERGY (10.3%)
Chevron Corp.	9,081	958,046
ConocoPhillips	5,873	328,183
Exxon Mobil Corp.	21,654	1,852,928
Occidental Petroleum Corp.	3,843	329,614
Schlumberger Ltd.	6,117	397,054
Other Securities	60,835	2,321,612
		6,187,437
FINANCIALS (13.8%)
American Express Co.	4,781	278,302
Bank of America Corp.	50,653	414,342
Berkshire Hathaway, Inc. Cl B*	8,210	684,139
Citigroup, Inc.	14,168	388,345
JPMorgan Chase & Co.	17,572	627,848
U.S. Bancorp	8,676	279,020
Wells Fargo & Co.	24,776	828,509
Other Securities	143,272	4,835,606
		8,336,111
HEALTH CARE (11.4%)
Abbott Laboratories	7,326	472,307
Amgen, Inc.	3,555	259,657
Bristol-Myers Squibb Co.	7,915	284,544

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Johnson & Johnson	12,435	$840,109
Merck & Co., Inc.	14,143	590,470
Pfizer, Inc.	34,449	792,327
UnitedHealth Group, Inc.	4,765	278,753
Other Securities	66,979	3,322,628
		6,840,795
INDUSTRIALS (10.1%)
3M Co.	3,209	287,526
Caterpillar, Inc.	3,146	267,127
General Electric Co.	48,434	1,009,365
Union Pacific Corp.	2,165	258,306
United Parcel Service, Inc. Cl B	4,467	351,821
United Technologies Corp.	4,407	332,861
Other Securities	69,986	3,530,340
		6,037,346
INFORMATION TECHNOLOGY (19.2%)
Apple, Inc.*	4,490	2,622,155
Cisco Systems, Inc.	24,818	426,125
EMC Corp.*	10,006	256,454
Google, Inc. Cl A*	1,248	723,927
Int'l. Business Machines Corp.	5,400	1,056,132
Intel Corp.	23,059	614,522
Microsoft Corp.	35,069	1,072,758
Oracle Corp.	18,151	539,085
QUALCOMM, Inc.	8,525	474,672
Visa, Inc. Cl A	2,324	287,316
Other Securities	128,374	3,498,616
		11,571,762
MATERIALS (3.3%)
Other Securities	43,750	1,983,299
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	26,663	950,803
Verizon Communications, Inc.	12,996	577,542
Other Securities	26,227	279,210
		1,807,555
UTILITIES (3.6%)
Other Securities	56,887	2,142,566
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $48,727,165) 96.1%		$57,738,652

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.09%	08/09/12	$200,000	$199,980
COMMERCIAL PAPER (3.2%)
San Diego Gas & Electric Co.†	A-1	0.14 - 0.15	07/02/12 - 07/06/12	1,900,000	1,899,977
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,099,957) 3.5%					2,099,957
TEMPORARY CASH INVESTMENTS (2) (Cost: $215,000) 0.4%					215,000
TOTAL INVESTMENTS (Cost: $51,042,122) 100.0%					60,053,609
OTHER NET ASSETS 0.0% (3)					4,051
NET ASSETS 100.0%					$60,057,660

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Advance Auto Parts, Inc.	2,340	$159,635
Foot Locker, Inc.	4,819	147,365
LKQ Corp.*	4,690	156,646
PetSmart, Inc.	3,444	234,812
Polaris Industries, Inc.	2,183	156,041
PVH Corp.	2,240	174,250
Tractor Supply Co.	2,292	190,374
Other Securities	138,704	3,543,066
		4,762,189
CONSUMER STAPLES (3.4%)
Church & Dwight Co., Inc.	4,418	245,066
Energizer Hldgs., Inc.*	2,078	156,370
Other Securities	32,306	859,098
		1,260,534
ENERGY (5.2%)
Cimarex Energy Co.	2,727	150,312
HollyFrontier Corp.	6,586	233,342
Oceaneering Int'l., Inc.	3,444	164,830
Other Securities	52,548	1,354,185
		1,902,669
FINANCIALS (21.8%)
Affiliated Managers Group, Inc.*	1,636	179,060
Alleghany Corp.*	464	157,644
Camden Property Trust	2,554	172,829
Essex Property Trust, Inc.	1,121	172,544
Everest Re Group Ltd.	1,678	173,656
Federal Realty Investment Trust	2,031	211,407
New York Community Bancorp, Inc.	13,960	174,919
Rayonier, Inc.	3,881	174,257
Realty Income Corp.	4,243	177,230
SL Green Realty Corp	2,850	228,684
The Macerich Co.	4,213	248,778
UDR, Inc.	7,962	205,738
Other Securities	251,168	5,713,166
		7,989,912
HEALTH CARE (10.7%)
Catalyst Health Solutions, Inc.*	1,609	150,345
Hologic, Inc.*	8,414	151,789
IDEXX Laboratories, Inc.*	1,752	168,420
Mettler-Toledo Int'l., Inc.*	1,002	156,162

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Regeneron Pharmaceuticals, Inc.*	2,481	$283,375
Schein (Henry), Inc.*	2,861	224,560
Vertex Pharmaceuticals, Inc.*	6,716	375,554
Other Securities	71,528	2,406,524
		3,916,729
INDUSTRIALS (15.5%)
AMETEK, Inc.	5,112	255,139
Donaldson Co., Inc.	4,738	158,107
Hubbell, Inc. Cl B	1,885	146,917
Hunt (J.B.) Transport Svcs., Inc.	2,867	170,873
Kansas City Southern	3,497	243,251
Other Securities	142,247	4,713,819
		5,688,106
INFORMATION TECHNOLOGY (15.1%)
Alliance Data Systems Corp.*	1,599	215,865
ANSYS, Inc.*	2,973	187,626
Equinix, Inc.*	1,528	268,388
Informatica Corp.*	3,448	146,057
Rackspace Hosting, Inc.*	3,398	149,308
Skyworks Solutions, Inc.*	6,031	165,068
TIBCO Software, Inc.*	5,248	157,020
Trimble Navigation Ltd.*	3,977	182,982
Other Securities	206,984	4,048,464
		5,520,778
MATERIALS (6.7%)
Albemarle Corp.	2,836	169,139
Ashland, Inc.	2,496	172,998
Royal Gold, Inc.	1,899	148,882
Valspar Corp.	2,900	152,221
Other Securities	53,198	1,802,612
		2,445,852
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	7,859	188,242
UTILITIES (5.0%)
Alliant Energy Corp.	3,526	160,680
OGE Energy Corp.	3,133	162,258
Other Securities	56,423	1,518,647
		1,841,585
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $31,637,288) 96.9%		$35,516,596

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.07%	07/19/12	$200,000	$199,992
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,992) 0.6%					199,992
TEMPORARY CASH INVESTMENTS (2) (Cost: $624,200) 1.7%					624,200
TOTAL INVESTMENTS (Cost: $32,461,480) 99.2%					36,340,788
OTHER NET ASSETS 0.8%					278,268
NET ASSETS 100.0%					$36,619,056

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Bassett Furniture Industries, Inc.	7,095	$73,149
Pep Boys - Manny, Moe & Jack	7,736	76,586
Rent-A-Center, Inc.	2,061	69,538
Wolverine World Wide, Inc.	2,388	92,607
Other Securities	6,756	83,316
		395,196
CONSUMER STAPLES (2.3%)
Prestige Brands Hldgs., Inc.*	4,827	76,315
The Pantry, Inc.*	4,932	72,500
Other Securities	1,757	29,904
		178,719
ENERGY (5.6%)
Energy XXI (Bermuda) Ltd.	4,072	127,413
McMoRan Exploration Co.*	19,287	244,366
Other Securities	71,858	57,437
		429,216
FINANCIALS (35.2%)
Brookline Bancorp, Inc.	7,175	63,499
Colonial Properties Trust	3,954	87,542
EastGroup Properties, Inc.	1,443	76,912
Ellington Financial LLC	5,648	119,512
Equity Lifestyle Properties, Inc.	1,523	105,041
Forest City Enterprises, Inc. Cl A*	5,472	79,891
Glacier Bancorp, Inc.	3,960	61,340
Highwoods Properties, Inc.	2,391	80,457
Meadowbrook Insurance Group, Inc.	7,490	65,837
National Retail Pptys., Inc.	2,173	61,474
ProAssurance Corp.	1,358	120,984
SeaBright Hldgs., Inc.	11,700	104,013
Signature Bank*	1,459	88,955
SVB Financial Group*	1,356	79,624
Symetra Financial Corp.	7,117	89,817
UMB Financial Corp.	1,225	62,757
Other Securities	81,447	1,341,754
		2,689,409
HEALTH CARE (6.3%)
Conceptus, Inc.*	5,530	109,605
Medicines Co.*	2,729	62,603
QLT, Inc.*	13,130	100,051
Other Securities	21,732	206,395
		478,654
INDUSTRIALS (12.2%)
Actuant Corp. Cl A	3,270	88,813
Alaska Air Group, Inc.*	2,262	81,206
AZZ, Inc.	1,444	88,459
Encore Wire Corp.	3,930	105,245
Genesee & Wyoming, Inc. Cl A*	2,099	110,911

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Miller Industries, Inc.	5,177	$82,470
Mueller Industries, Inc.	3,521	149,959
Old Dominion Freight Line, Inc.*	3,480	150,649
Other Securities	2,916	71,678
		929,390
INFORMATION TECHNOLOGY (9.6%)
Cirrus Logic, Inc.*	2,258	67,469
CommVault Systems, Inc.*	1,238	61,368
LogMeIn, Inc.*	2,138	65,252
Richardson Electronics Ltd.	9,992	123,201
TIBCO Software, Inc.*	3,577	107,024
Other Securities	17,022	306,251
		730,565
MATERIALS (10.7%)
Boise, Inc.	17,122	112,663
Crown Hldgs., Inc.*	3,720	128,303
Innophos Hldgs., Inc.	2,470	139,456
Kaiser Aluminum Corp.	2,273	117,832
Silgan Hldgs., Inc.	4,163	177,718
Other Securities	17,597	137,675
		813,647
TELECOMMUNICATION SERVICES (0.6%)
Other Securities	2,829	41,869
UTILITIES (6.4%)
Avista Corp.	3,682	98,309
Idacorp, Inc.	2,092	88,031
Northwest Natural Gas Co.	1,379	65,640
PNM Resources, Inc.	4,154	81,169
UNS Energy Corp	2,447	93,989
Other Securities	1,774	57,070
		484,208
TOTAL COMMON STOCKS (Cost: $6,159,244) 94.1%		7,170,873
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	33,280
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.4%		33,280
TEMPORARY CASH INVESTMENTS (4) (Cost: $450,000) 5.9%		450,000
TOTAL INVESTMENTS (Cost: $6,618,064) 100.4%		7,654,153
OTHER NET ASSETS -0.4%		(31,077)
NET ASSETS 100.0%		$7,623,076

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
AFC Enterprises, Inc.*	4,400	$101,816
American Axle & Mfg. Hldgs., Inc.*	6,631	69,559
Denny's Corp.*	15,433	68,523
Express, Inc.*	3,212	58,362
HSN, Inc.	1,736	70,048
Maidenform Brands, Inc.*	3,482	69,361
Shutterfly, Inc.*	1,814	55,672
Other Securities	24,956	412,192
		905,533
CONSUMER STAPLES (3.2%)
Hain Celestial Group, Inc.*	1,032	56,801
Other Securities	6,594	164,121
		220,922
ENERGY (7.7%)
Energy XXI (Bermuda) Ltd.	3,790	118,590
MarkWest Energy Partners LP	1,123	55,375
McMoRan Exploration Co.*	13,292	168,415
Other Securities	22,209	188,744
		531,124
FINANCIALS (7.5%)
Colonial Properties Trust	2,633	58,295
iShares Russell 2000 Growth Index Fund	938	85,799
Signature Bank*	1,092	66,579
Other Securities	13,573	309,023
		519,696
HEALTH CARE (21.8%)
Cubist Pharmaceuticals, Inc.*	1,573	59,632
Cyberonics, Inc.*	1,924	86,465
DexCom, Inc.*	3,817	49,468
HMS Hldgs. Corp.*	2,303	76,713
Neogen Corp.*	1,424	65,789
NxStage Medical, Inc.*	3,320	55,643
PAREXEL International Corp.*	1,935	54,625
Questcor Pharmaceuticals, Inc.*	1,507	80,233
Salix Pharmaceuticals Ltd.*	2,337	127,231
SXC Health Solutions Corp.*	923	91,571
Other Securities	43,343	755,044
		1,502,414
INDUSTRIALS (14.3%)
Acco Brands Corp.*	4,836	50,004
Astronics Corp.*	2,626	74,158
AZZ, Inc.	1,369	83,865
Genesee & Wyoming, Inc. Cl A*	1,188	62,774

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Healthcare Svcs. Group, Inc.	2,848	$55,194
Old Dominion Freight Line, Inc.*	1,805	78,138
Raven Industries, Inc.	1,665	115,867
Robbins & Myers, Inc.	1,329	55,579
Smith (A.O.) Corp.	1,267	61,944
Sun Hydraulics Corp.	2,201	53,462
Teledyne Technologies, Inc.*	1,239	76,384
Other Securities	7,552	217,435
		984,804
INFORMATION TECHNOLOGY (20.6%)
Adtran, Inc.	2,270	68,531
Cirrus Logic, Inc.*	2,724	81,393
CommVault Systems, Inc.*	2,087	103,453
Informatica Corp.*	1,483	62,820
LogMeIn, Inc.*	2,675	81,641
Microsemi Corp.*	2,750	50,848
Nanometrics, Inc.*	3,842	59,013
Parametric Technology Corp.*	3,021	63,320
RealD, Inc.*	3,572	53,437
Responsys, Inc.*	5,231	63,400
Sourcefire, Inc.*	1,888	97,043
TIBCO Software, Inc.*	2,139	63,999
Other Securities	28,902	571,742
		1,420,640
MATERIALS (4.2%)
Innophos Hldgs., Inc.	1,494	84,351
Other Securities	14,554	206,270
		290,621
TELECOMMUNICATION SERVICES (1.5%)
AboveNet, Inc.*	805	67,620
Other Securities	2,221	32,871
		100,491
UTILITIES (0.8%)
Northwest Natural Gas Co.	1,173	55,835
TOTAL COMMON STOCKS (Cost: $5,643,656) 94.7%		6,532,080
TEMPORARY CASH INVESTMENTS (4) (Cost: $350,000) 5.1%		350,000
TOTAL INVESTMENTS (Cost: $5,993,656) 99.8%		6,882,080
OTHER NET ASSETS 0.2%		11,692
NET ASSETS 100.0%		$6,893,772

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.9%)
U.S. Treasury Note	AA+	1.00 - 3.25%	09/15/12 - 10/31/16	$7,250,000	$7,678,419
U.S. Treasury Strip	AA+	0.00	02/15/17 - 08/15/29	16,500,000	13,713,836
					21,392,255
U.S. GOVERNMENT AGENCIES (27.9%)
MORTGAGE-BACKED OBLIGATIONS (27.9%)
FHARM	AA+	4.64 - 5.77	02/01/36 - 09/01/39	563,272	605,565
FHLMC	AA+	4.00 - 6.00	03/01/21 - 07/01/41	2,516,977	2,706,706
FNMA	AA+	3.50 - 8.00	09/01/16 - 12/25/49	13,749,685	15,001,914
GNMA (5)	AA+	3.50 - 7.00	10/15/24 - 03/20/42	4,890,776	5,347,254
Vendee Mortgage Trust (5)	AA+	5.25	01/15/32	285,828	333,338
					23,994,777
CORPORATE DEBT (44.1%)
CONSUMER DISCRETIONARY (6.2%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	395,536
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	319,551
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	329,584
Lowe's Cos., Inc.	A-	3.12	04/15/22	350,000	358,130
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	404,426
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	378,653
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	377,394
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	362,587
Other Securities				2,250,000	2,377,877
					5,303,738
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	352,388
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	368,935
Other Securities				1,825,000	1,942,041
					2,663,364
ENERGY (5.0%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	374,359
EQT Corp.	BBB	4.88	11/15/21	400,000	408,574
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	335,882
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	994,226
Sunoco, Inc.	BB+	4.88 - 5.75	10/15/14 - 01/15/17	350,000	370,347
Other Securities				1,650,000	1,813,976
					4,297,364
FINANCIALS (15.2%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	374,483
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	491,875
Barrick N.A. Finance LLC	A-	4.40	05/30/21	350,000	377,240
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	327,354
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	507,514
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	512,922
Hartford Financial Svcs.	BBB	5.50	10/15/16 - 03/30/20	350,000	375,120
Health Care REIT, Inc.	BBB-	3.63 - 6.13	03/15/16 - 04/15/20	350,000	381,099
Markel Corp.	BBB	5.35 - 6.80	02/15/13 - 06/01/21	350,000	365,308
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	350,000	381,105
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	343,834
ProLogis LP	BBB-	6.63	05/15/18	350,000	403,699
Protective Life Corp.	A-	7.38	10/15/19	310,000	358,309
Prudential Financial, Inc.	A	4.50 - 4.75	09/17/15 - 11/16/21	350,000	372,943

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
FINANCIALS (CONTINUED)
Raymond James Financial, Inc.	BBB	4.25%	04/15/16	$350,000	$363,955
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	425,082
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	365,059
Simon Property Group LP	A-	2.80	01/30/17	350,000	360,292
SLM Corp.	BBB-	5.00	10/01/13	350,000	360,500
Vornado Realty LP	BBB	4.25	04/01/15	300,000	316,383
Other Securities				5,150,000	5,341,189
					13,105,265
HEALTH CARE (3.8%)
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	397,593
Other Securities				2,650,000	2,876,696
					3,274,289
INDUSTRIALS (3.4%)
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	373,315
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	387,999
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	350,000	349,005
Other Securities				1,700,000	1,765,632
					2,875,951
INFORMATION TECHNOLOGY (1.2%)
Avnet, Inc.	BBB-	5.88	03/15/14 - 06/15/20	350,000	381,423
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	393,040
Other Securities				275,000	294,813
					1,069,276
MATERIALS (3.2%)
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	393,551
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	394,799
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	376,077
Other Securities				1,500,000	1,573,940
					2,738,367
TELECOMMUNICATION SERVICES (0.7%)
Other Securities500,000					560,812
UTILITIES (2.3%)
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	377,572
Other Securities				1,550,000	1,591,638
					1,969,210
TOTAL LONG-TERM DEBT SECURITIES (Cost: $77,691,277) 96.9%					$83,244,668
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.4%)
New Jersey Natural Gas	A-1	0.12	07/06/12	1,000,000	999,980
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,900,000	1,899,985
					2,899,965
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,899,965) 3.4%					2,899,965
TEMPORARY CASH INVESTMENTS (2) (Cost: $11,100) 0.0% (3)					11,100
TOTAL INVESTMENTS (Cost: $80,602,342) 100.3%					86,155,733
OTHER NET ASSETS -0.3%					(233,896)
NET ASSETS 100.0%					$85,921,837

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.8%)
U.S. Treasury Bill	A-1+	0.09%	08/16/12	$4,000,000	$3,999,517
U.S. Treasury Bill	A-1+	0.09	09/27/12	2,500,000	2,499,469
					6,498,986
U.S. GOVERNMENT AGENCIES (18.9%)
FHLB	A-1+	0.12	09/26/12	3,000,000	2,999,295
FHLMC	A-1+	0.10	07/05/12	700,000	699,993
FHLMC	A-1+	0.11	07/05/12	1,000,000	999,985
FHLMC	A-1+	0.11	07/16/12	800,000	799,990
FNMA	A-1+	0.12	07/16/12	1,400,000	1,400,000
					6,899,263
COMMERCIAL PAPER (62.2%)
Baker Hughes, Inc.†	A-1	0.13	07/09/12	800,000	799,974
Baker Hughes, Inc.†	A-1	0.17	08/17/12	600,000	599,864
Becton, Dickinson & Co.	A-1+	0.14	08/24/12	1,300,000	1,299,722
Coca-Cola Co.†	A-1	0.14	08/07/12	400,000	399,941
Coca-Cola Co.†	A-1	0.15	08/08/12	950,000	949,696
ConocoPhillips†	A-1	0.12	07/13/12	1,400,000	1,399,939
Dell, Inc.†	A-1	0.13	07/24/12	430,000	429,963
Dell, Inc.†	A-1	0.14	07/23/12	670,000	669,940
Dell, Inc.†	A-1	0.17	07/09/12	300,000	299,981
Du Pont (EI) de Nemours & Co.†	A-1	0.16	08/06/12	950,000	949,844
Du Pont (EI) de Nemours & Co.†	A-1	0.21	09/12/12	450,000	449,646
Emerson Electric Co.†	A-1	0.14	07/17/12	1,350,000	1,349,735
General Electric Capital Corp.†	A-1+	0.15	08/01/12	1,350,000	1,349,820
Google, Inc.†	A-1+	0.13	08/14/12	700,000	699,830
Illinois Tool Works, Inc.†	A-1	0.13	07/19/12	1,400,000	1,399,904
McDonald's Corp.†	A-1	0.13	08/06/12	850,000	849,665
Medtronic, Inc.†	A-1+	0.14	09/20/12	1,000,000	999,447
Nestle Capital Corp.†	A-1+	0.14	07/30/12	350,000	349,954
New Jersey Natural Gas	A-1	0.12	07/11/12	900,000	899,967
Procter & Gamble Co.†	A-1+	0.12	07/06/12	950,000	949,981
San Diego Gas & Electric Co.†	A-1	0.15	07/06/12	1,400,000	1,399,965
Toyota Motor Credit Corp.	A-1+	0.15	07/09/12	1,350,000	1,349,940
Unilever Capital Corp.†	A-1	0.13	07/31/12	1,400,000	1,399,843
Wal-Mart Stores†	A-1+	0.13	08/06/12	801,000	800,893
Wal-Mart Stores†	A-1+	0.14	08/06/12	600,000	599,884
					22,647,338
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $36,046,327) 98.9%					36,045,587
TEMPORARY CASH INVESTMENTS (2) (Cost: $93,300) 0.3%					93,300
Total Investments (Cost: $36,139,627) 99.2%					36,138,887
OTHER NET ASSETS 0.8%					292,230
Net Assets 100.0%					$36,431,117

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$47,760	0.2%
EQUITY INDEX FUND	$1,899,977	3.2%
SMALL CAP VALUE FUND	$37,194	0.5%
BOND FUND	$3,126,768	3.6%
MONEY MARKET FUND	$19,097,709	52.4%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2012, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	7	E-mini S&P 500 Stock Index	P	September 2012	$474,740	$12,705	2.4%
EQUITY INDEX FUND	33	E-mini S&P 500 Stock Index	P	September 2012	$2,238,060	$58,580	3.7%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	September 2012	$1,033,450	$32,482	2.8%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2012 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2012 was 0.10%.

(5)  U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $17,510,588 Equity Index Fund — $51,042,122 Mid-Cap Equity Index Fund — $32,461,480 Small Cap Value Fund — $6,618,064 Small Cap Growth Fund — $5,993,656 Bond Fund — $80,602,342 Money Market Fund — $36,139,627)	$19,449,676	$60,053,609	$36,340,788	$7,654,153
Cash	107,667	97	67	7,147
Interest and dividends receivable	21,457	74,972	33,953	5,879
Receivable for securities sold	24,145	—	342,389	4,766
Receivable for daily variation on future contracts	11,900	56,100	29,480	—
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	19,614,845	60,184,778	36,746,677	7,671,945
LIABILITIES:
Payable for securities purchased	38,159	108,089	122,110	48,609
Dividends payable to shareholders	928	18,798	5,342	—
Shareholder redemptions payable	—	—	—	—
Accrued expenses	422	231	169	260
TOTAL LIABILITIES	39,509	127,118	127,621	48,869
NET ASSETS	$19,575,336	$60,057,660	$36,619,056	$7,623,076
SHARES OUTSTANDING (Note 4)	2,002,203	6,267,943	3,347,008	707,526
NET ASSET VALUE PER SHARE	$9.78	$9.58	$10.94	$10.77
COMPONENTS OF NET ASSETS:
Paid-in capital	$17,934,756	$52,705,852	$33,710,682	$6,860,081
Accumulated undistributed net investment income (loss)	146,888	500,902	3,099	763
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(458,101)	(2,219,161)	(1,006,515)	(273,857)
Net unrealized appreciation (depreciation) of investments and futures contracts	1,951,793	9,070,067	3,911,790	1,036,089
NET ASSETS	$19,575,336	$60,057,660	$36,619,056	$7,623,076

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $17,510,588 Equity Index Fund — $51,042,122 Mid-Cap Equity Index Fund — $32,461,480 Small Cap Value Fund — $6,618,064 Small Cap Growth Fund — $5,993,656 Bond Fund — $80,602,342 Money Market Fund — $36,139,627)	$6,882,080	$86,155,733	$36,138,887
Cash	34,356	88	71
Interest and dividends receivable	1,962	564,807	—
Receivable for securities sold	—	25,762	—
Receivable for daily variation on future contracts	—	—	—
Shareholder subscriptions receivable	—	—	295,048
TOTAL ASSETS	6,918,398	86,746,390	36,434,006
LIABILITIES:
Payable for securities purchased	24,390	524,490	—
Dividends payable to shareholders	—	19,980	—
Shareholder redemptions payable	—	279,092	—
Accrued expenses	236	991	2,889
TOTAL LIABILITIES	24,626	824,553	2,889
NET ASSETS	$6,893,772	$85,921,837	$36,431,117
SHARES OUTSTANDING (Note 4)	598,768	8,177,636	3,461,533
NET ASSET VALUE PER SHARE	$11.51	$10.51	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$5,861,908	$80,135,033	$36,426,496
Accumulated undistributed net investment income (loss)	6	47,070	5,691
Accumulated undistributed net realized gain (loss) on investments and futures contracts	143,434	186,343	(330)
Net unrealized appreciation (depreciation) of investments and futures contracts	888,424	5,553,391	(740)
NET ASSETS	$6,893,772	$85,921,837	$36,431,117

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2012 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$293,019	$604,250	$251,088	$88,631
Interest	622	945	790	233
Total investment income	293,641	605,195	251,878	88,864
EXPENSES (Note 2):
Advisory expenses	76,139	36,116	21,904	30,332
Other operating expenses:
Independent directors' fees and expenses	1,208	3,357	2,041	336
Custodian expenses	26,870	18,401	17,895	5,250
Accounting and recordkeeping expenses	21,323	59,257	36,028	5,923
Transfer agent fees	7,455	20,718	12,596	2,071
Registration fees and expenses	5,257	14,610	8,883	1,460
Audit	3,527	9,802	5,959	980
Shareholder reports	2,112	5,867	3,567	586
Administrative	3,512	9,762	5,935	975
Legal and Compliance	5,763	16,016	9,738	1,601
Other	3,513	9,759	5,933	976
Total operating expenses	80,540	167,549	108,575	20,158
Total expenses before reimbursement	156,679	203,665	130,479	50,490
Fee waiver and expense reimbursement (Note 2)	—	(167,549)	(108,575)	—
Net Expenses	156,679	36,116	21,904	50,490
Net Investment Income (Loss) (Note 1)	136,962	569,079	229,974	38,374
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	5,382,751	(128,531)	547,664	108,323
Futures contracts	75,730	168,866	(11,217)	—
	5,458,481	40,335	536,447	108,323
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,248,581)	4,402,412	1,722,594	436,499
Futures contracts	10,626	61,726	39,391	—
	(1,237,955)	4,464,138	1,761,985	436,499
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	4,220,526	4,504,473	2,298,432	544,822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,357,488	$5,073,552	$2,528,406	$583,196

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$24,203	$—	$—
Interest	137	1,554,728	15,676
Total investment income	24,340	1,554,728	15,676
EXPENSES (Note 2):
Advisory expenses	27,654	182,249	35,264
Other operating expenses:
Independent directors' fees and expenses	266	5,236	2,053
Custodian expenses	6,718	15,286	5,142
Accounting and recordkeeping expenses	4,700	92,420	36,234
Transfer agent fees	1,643	32,312	12,668
Registration fees and expenses	1,159	22,787	8,934
Audit	778	15,287	5,993
Shareholder reports	465	9,151	3,588
Administrative	774	15,220	5,967
Legal and Compliance	1,270	24,980	9,793
Other	775	15,223	5,968
Total operating expenses	18,548	247,902	96,340
Total expenses before reimbursement	46,202	430,151	131,604
Fee waiver and expense reimbursement (Note 2)	—	—	(120,095)
Net Expenses	46,202	430,151	11,509
Net Investment Income (Loss) (Note 1)	(21,862)	1,124,577	4,167
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	314,559	400,405	(40)
Futures contracts	—	—	—
	314,559	400,405	(40)
Change in net unrealized appreciation (depreciation) of:
Investment securities	110,458	353,864	2,072
Futures contracts	—	—	—
	110,458	353,864	2,072
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	425,017	754,269	2,032
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$403,155	$1,878,846	$6,199

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$136,962	$251,104	$569,079	$995,708	$229,974	$403,075	$38,374	$20,514
Net realized gain (loss) on investments and futures contracts	5,458,481	1,387,233	40,335	(271,566)	536,447	1,376,967	108,323	295,492
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,237,955)	(1,750,374)	4,464,138	208,390	1,761,985	(2,373,423)	436,499	(577,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,357,488	(112,037)	5,073,552	932,532	2,528,406	(593,381)	583,196	(261,022)
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(135,621)	(209,441)	(562,979)	(910,433)	(226,875)	(414,967)	(37,610)	(16,883)
From capital gains	(1,559,521)	—	—	—	—	(1,428,145)	—	—
Total distributions	(1,695,142)	(209,441)	(562,979)	(910,433)	(226,875)	(1,843,112)	(37,610)	(16,883)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	776,000	60,716	1,953,704	2,381,928	2,945,164	2,795,187	573,110	881,384
Dividend reinvestments	754,643	207,719	544,180	888,093	221,533	1,803,158	37,610	16,883
Cost of shares redeemed	(24,504,660)	—	(20,250)	(434,769)	—	(4,287,659)	—	(439,125)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(22,974,017)	268,435	2,477,634	2,835,252	3,166,697	310,686	610,720	459,142
NET INCREASE (DECREASE) IN NET ASSETS	(20,311,671)	(53,043)	6,988,207	2,857,351	5,468,228	(2,125,807)	1,156,306	181,237
NET ASSETS, BEGINNING OF PERIOD	39,887,007	39,940,050	53,069,453	50,212,102	31,150,828	33,276,635	6,466,770	6,285,533
NET ASSETS, END OF PERIOD	$19,575,336	$39,887,007	$60,057,660	$53,069,453	$36,619,056	$31,150,828	$7,623,076	$6,466,770
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$146,888	$145,547	$500,902	$494,802	$3,099	$—	$763	$(1)
OTHER INFORMATION:
Capital shares outstanding at beginning of period	4,266,031	4,236,529	6,008,232	5,693,920	3,056,001	3,013,388	648,538	611,839
Shares issued	77,177	6,583	204,960	261,720	270,758	240,564	55,497	84,205
Shares issued as reinvestment of dividends	74,572	22,919	56,794	103,664	20,249	175,513	3,491	1,686
Shares redeemed	(2,415,577)	—	(2,043)	(51,072)	—	(373,464)	—	(49,192)
Net increase (decrease)	(2,263,828)	29,502	259,711	314,312	291,007	42,613	58,988	36,699
Capital shares outstanding at end of period	2,002,203	4,266,031	6,267,943	6,008,232	3,347,008	3,056,001	707,526	648,538

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(21,862)	$(58,261)	$1,124,577	$2,027,369	$4,167	$10,972
Net realized gain (loss) on investments and futures contracts	314,559	610,947	400,405	222,728	(40)	(85)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	110,458	(788,063)	353,864	2,419,088	2,072	(3,388)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	403,155	(235,377)	1,878,846	4,669,185	6,199	7,499
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	—	(4,871)	(1,116,306)	(2,036,732)	—	(11,015)
From capital gains	—	—	—	—	—	(253)
Total distributions	—	(4,871)	(1,116,306)	(2,036,732)	—	(11,268)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	573,110	814,569	8,469,964	6,821,750	6,890,914	11,683,007
Dividend reinvestments	—	4,871	1,096,326	1,995,575	—	11,258
Cost of shares redeemed	—	(403,126)	(897,069)	(4,014,722)	(5,564,886)	(21,629,772)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	573,110	416,314	8,669,221	4,802,603	1,326,028	(9,935,507)
NET INCREASE (DECREASE) IN NET ASSETS	976,265	176,066	9,431,761	7,435,056	1,332,227	(9,939,276)
NET ASSETS, BEGINNING OF PERIOD	5,917,507	5,741,441	76,490,076	69,055,020	35,098,890	45,038,166
NET ASSETS, END OF PERIOD	$6,893,772	$5,917,507	$85,921,837	$76,490,076	$36,431,117	$35,098,890
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$6	$6	$47,070	$38,799	$5,691	$1,524
OTHER INFORMATION:
Capital shares outstanding at beginning of period	547,046	516,992	7,353,348	6,889,665	3,335,533	4,279,557
Shares issued	51,722	72,389	805,225	662,865	654,789	1,110,060
Shares issued as reinvestment of dividends	—	448	104,344	194,327	—	1,070
Shares redeemed	—	(42,783)	(85,281)	(393,509)	(528,789)	(2,055,154)
Net increase (decrease)	51,722	30,054	824,288	463,683	126,000	(944,024)
Capital shares outstanding at end of period	598,768	547,046	8,177,636	7,353,348	3,461,533	3,335,533

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2012 and the five years ended December 31, 2011 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund							Equity Index Fund
	Six Months Ended June 30, 2012		Years Ended December 31,					Six Months Ended June 30, 2012		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2011	2010	2009	2008	2007	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.35		$9.43	$8.16	$6.62	$10.39	$10.80	$8.83		$8.82	$7.84	$6.35	$10.20	$10.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.09		0.06	0.09	0.11	0.15	0.16	0.09		0.16	0.16	0.13	0.18	0.21
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.76		(0.09)	1.30	1.56	(3.84)	0.34	0.75		0.00	0.97	1.51	(3.94)	0.39
Total From Investment Operations	0.85		(0.03)	1.39	1.67	(3.69)	0.50	0.84		0.16	1.13	1.64	(3.76)	0.60
Less Distributions: Dividends (From Net Investment Income)	(0.05)		(0.05)	(0.12)	(0.13)	(0.07)	(0.15)	(0.09)		(0.15)	(0.15)	(0.15)	(0.09)	(0.19)
Distributions (From Capital Gains)	(0.37)		—	—	—	(0.01)	(0.76)	—		—	—	—	—	(0.47)
Total Distributions	(0.42)		(0.05)	(0.12)	(0.13)	(0.08)	(0.91)	(0.09)		(0.15)	(0.15)	(0.15)	(0.09)	(0.66)
Net Asset Value, End of Period	$9.78		$9.35	$9.43	$8.16	$6.62	$10.39	$9.58		$8.83	$8.82	$7.84	$6.35	$10.20
Total Return (%)(a)	8.83	(e)	(0.28)	17.28	25.45	(35.72)	4.62	9.50	(e)	1.98	14.83	26.15	(37.05)	5.74
Net Assets End of Period (in millions)	19.6		39.9	39.9	45.5	36.5	57.9	60.1		53.1	50.2	47.2	36.0	54.6
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.90	(d)	0.62	0.82	1.58	1.73	1.43	1.97	(d)	1.90	1.85	2.11	2.17	1.95
Ratio of Expenses to Average Net Assets (%)	1.03	(d)	1.19	1.09	0.89	0.86	0.79	0.71	(d)	0.79	0.84	0.52	0.49	0.41
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.03	(d)	1.19	0.93	0.50	0.50	0.50	0.13	(d)	0.13	0.13	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	10.61	(e)	24.85	24.65	25.48	28.08	28.36	2.87	(e)	2.95	11.89	4.31	4.62	4.44

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2012		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$10.19		$11.04	$9.72	$7.19	$11.83		$12.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.07		0.14	0.12	0.12	0.16		0.20
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.75		(0.36)	2.38	2.53	(4.38)		0.76
Total From Investment Operations	0.82		(0.22)	2.50	2.65	(4.22)		0.96
Less Distributions: Dividends (From Net Investment Income)	(0.07)		(0.14)	(0.11)	(0.12)	(0.09	)(f)	(0.19)
Distributions (From Capital Gains)	—		(0.49)	(1.07)	—	(0.33)		(1.14)
Total Distributions	(0.07)		(0.63)	(1.18)	(0.12)	(0.42)		(1.33)
Net Asset Value, End of Period	$10.94		$10.19	$11.04	$9.72	$7.19		$11.83
Total Return (%)(a)	8.01	(e)	(1.93)	26.29	37.01	(36.19)		7.80
Net Assets End of Period (in millions)	36.6		31.2	33.3	44.3	32.2		50.5
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.31	(d)	1.24	1.22	1.54	1.56		1.57
Ratio of Expenses to Average Net Assets (%)	0.74	(d)	0.82	0.85	0.52	0.49		0.41
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)	0.13	0.13	0.13	0.13		0.13
Portfolio Turnover Rate (%)(b)	7.80	(e)	18.25	61.15	15.16	17.47		22.53

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund										Small Cap Growth Fund
	Six Months Ended June 30, 2012		Years Ended December 31,						Period Ended December 31,		Six Months Ended June 30, 2012		Years Ended December 31,						Period Ended December 31,
and Supplementary Data:	(Unaudited)		2011	2010	2009		2008		2007(c)		(Unaudited)		2011	2010	2009		2008		2007(c)
Net Asset Value, Beginning of Period	$9.97		$10.27	$8.21	$6.41		$8.92		$10.00		$10.82		$11.11	$8.45	$6.62		$9.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.05		0.03	0.05	0.09		0.10		0.05		(0.04)		(0.11)	(0.05)	(0.01)		—		(0.01)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.80		(0.30)	2.06	1.80		(2.52)		(1.00)		0.73		(0.17)	2.71	1.85		(3.34)		0.02
Total From Investment Operations	0.85		(0.27)	2.11	1.89		(2.42)		(0.95)		0.69		(0.28)	2.66	1.84		(3.34)		0.01
Less Distributions:
Dividends (From Net Investment Income)	(0.05)		(0.03)	(0.05)	(0.09	)(i)	(0.09	)(f)	(0.05)		—		(0.01)	—	(0.01	)(g)	(0.01	)(g)	(0.01)
Distributions (From Capital Gains)	—		—	—	—		—		(0.08)		—		—	—	—		—		(0.03)
Total Distributions	(0.05)		(0.03)	(0.05)	(0.09)		(0.09)		(0.13)		—		(0.01)	—	(0.01)		(0.01)		(0.04)
Net Asset Value, End of Period	$10.77		$9.97	$10.27	$8.21		$6.41		$8.92		$11.51		$10.82	$11.11	$8.45		$6.62		$9.97
Total Return (%)(a)	8.59	(e)	(2.69)	25.89	29.52		(27.13)		(9.52	)(e)	6.43	(e)	(2.52)	31.44	27.88		(33.52)		0.10	(e)
Net Assets End of Period (in millions)	7.6		6.5	6.3	4.3		3.1		4.0		6.9		5.9	5.7	3.7		2.6		3.8
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.07	(d)	0.30	0.59	1.34		1.27		1.03	(d)	(0.67	)(d)	(0.93)	(0.60)	(0.18)		0.03		(0.22	)(d)
Ratio of Expenses to Average Net Assets (%)	1.41	(d)	1.54	1.38	1.24		1.21		1.29	(d)	1.42	(d)	1.54	1.38	1.24		1.21		1.30	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.41	(d)	1.54	1.25	0.85		0.85		0.87	(d)	1.42	(d)	1.54	1.25	0.85		0.85		0.88	(d)
Portfolio Turnover Rate (%)(b)	17.77	(e)	28.69	41.55	37.74		58.20		60.85	(e)	31.28	(e)	59.77	55.98	93.65		93.02		68.66	(e)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund							Money Market Fund
	Six Months Ended June 30, 2012		Years Ended December 31,					Six Months Ended June 30, 2012		Years Ended December 31,
and Supplementary Data:	(Unaudited)		2011	2010	2009	2008	2007	(Unaudited)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$10.40		$10.02	$9.75	$9.29	$9.46	$9.27	$10.52		$10.52		$10.52		$10.53	$10.55	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.14		0.28	0.32	0.41	0.46	0.41	—		—		—		0.01	0.25	0.53
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.11		0.38	0.27	0.46	(0.17)	0.20	—		—		—		(0.01)	—	—
Total From Investment Operations	0.25		0.66	0.59	0.87	0.29	0.61	—		—		—		—	0.25	0.53
Less Distributions:
Dividends (From Net Investment Income)	(0.14)		(0.28)	(0.32)	(0.41)	(0.46)	(0.42)	—		—		—		(0.01)	(0.26)	(0.52)
Distributions (From Capital Gains)	—		—	—	—	—	—	—		—		—		—	(0.01)	—
Total Distributions	(0.14)		(0.28)	(0.32)	(0.41)	(0.46)	(0.42)	—		—		—		(0.01)	(0.27)	(0.52)
Net Asset Value, End of Period	$10.51		$10.40	$10.02	$9.75	$9.29	$9.46	$10.52		$10.52		$10.52		$10.52	$10.53	$10.55
Total Return (%)(a)	2.33	(e)	6.67	6.06	9.46	3.25	6.67	0.02	(e)	0.02		0.01		0.07	2.46	5.12
Net Assets End of Period (in millions)	85.9		76.5	69.1	60.7	51.4	50.3	36.4		35.1		45.0		54.4	84.9	94.8
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	2.77	(d)	2.81	3.21	4.35	4.86	4.55	0.02	(d)	0.03		0.01		0.10	2.35	4.99
Ratio of Expenses to Average Net Assets (%)	1.06	(d)	1.13	1.00	0.84	0.81	0.74	0.75	(d)	0.84		0.84		0.57	0.56	0.48
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.06	(d)	1.13	0.87	0.45	0.45	0.45	0.07	(d)(h)	0.11	(h)	0.16	(h)	0.18 (h)	0.20	0.20
Portfolio Turnover Rate (%)(b)	9.10	(e)	20.77	21.48	27.04	8.03	26.15	NA		NA		NA		NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At June 30, 2012, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2012, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2012. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of June 30, 2012, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$11,567,885	—	—	$11,567,885
Common Stock-Active	$7,065,048	$47,760	—	$7,112,808
Convertible Preferred Stock	$37,393	—	—	$37,393
Short-Term Debt Securities	—	$99,990	—	$99,990
Temporary Cash Investments	—	$631,600	—	$631,600
	$18,670,326	$779,350	—	$19,449,676
Equity Index Fund
Common Stock	$57,738,652	—	—	$57,738,652
Short-Term Debt Securities	—	$2,099,957	—	$2,099,957
Temporary Cash Investments	—	$215,000	—	$215,000
	$57,738,652	$2,314,957	—	$60,053,609
Mid-Cap Equity Index Fund
Common Stock	$35,516,596	—	—	$35,516,596
Short-Term Debt Securities	—	$199,992	—	$199,992
Temporary Cash Investments	—	$624,200	—	$624,200
	$35,516,596	$824,192	—	$36,340,788
Small Cap Value Fund
Common Stock	$7,133,679	$37,194	—	$7,170,873
Convertible Preferred Stock	$33,280	—	—	$33,280
Temporary Cash Investments	—	$450,000	—	$450,000
	$7,166,959	$487,194	—	$7,654,153
Small Cap Growth Fund
Common Stock	$6,532,080	—	—	$6,532,080
Temporary Cash Investments	—	$350,000	—	$350,000
	$6,532,080	$350,000	—	$6,882,080
Bond Fund
U.S. Government Debt	—	$21,392,255	—	$21,392,255
U.S. Agency Residential Mortgage-Backed Obligations	—	$23,994,777	—	$23,994,777
Corporate Debt	—	$37,857,636	—	$37,857,636
Short-Term Debt Securities	—	$2,899,965	—	$2,899,965
Temporary Cash Investments	—	$11,100	—	$11,100
	—	$86,155,733	—	$86,155,733
Money Market Fund
U.S. Government Debt	—	$6,498,986	—	$6,498,986
U.S. Government Agency Short-Term Debt	—	$6,899,263	—	$6,899,263
Commercial Paper	—	$22,647,338	—	$22,647,338
Temporary Cash Investments	—	$93,300	—	$93,300
	—	$36,138,887	—	$36,138,887
Other Financial Instruments:*
All America Fund	$12,705	—	—	$12,705
Equity Index Fund	$58,580	—	—	$58,580
Mid-Cap Equity Index Fund	$32,482	—	—	$32,482

*  Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2012
	Balance December 31, 2011	Change in Unrealized Gains (Losses)	Transfers Into Level 3(a)	Transfers Out of Level 3(b)	Balance June 30, 2012	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2012 Included in Statement of Operations
All America Fund — Active Common Stock	—	—	$83,744	$(83,744)	—	—
Small Cap Value Fund — Common Stock	—	—	$65,216	$(65,216)	—	—

(a)  Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)  Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

During the six months ended June 30, 2012, there were no transfers of securities between Level 1 and Level 2.

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU No. 2011-04"). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2012, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $6,526,585, $1,817,419 and $4,882,049, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company's funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2012, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

At June 30, 2012, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2012	$0	$0	$0	$0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	0	1,149,287	0	0
2017	0	113,774	0	261,829
2018	0	0	0	0
No Expiration	0	232,833	0	0
Total	$0	$1,495,894	$0	261,829

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2012	$0	$0	$0
2013	0	0	0
2014	0	0	0
2015	0	0	0
2016	0	0	0
2017	0	0	0
2018	0	0	0
No Expiration	0	0	329
Total	$0	$0	$329

The Regulated Investment Company Modernization Act of 2010 (the "Act") made changes to several tax rules impacting the Funds, effective for the Funds' fiscal year ending December 31, 2011.

Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards (those expiring through December 31, 2018) may be more likely to expire unused. Additionally, post-enactment capital losses (those relating to taxable years after 2010 and have no expiration date) that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund's operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the six months ended June 30, 2012, the Adviser's fee for the Money Market Fund ranged from .00% to .15%.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limits the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses are not limited. However, the Money Market Fund's total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the six months ended June 30, 2012, all of the Money Market Fund's operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser. The May 1, 2010 expense limitation agreement will continue into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2012 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$2,951,323	$3,782,700	$5,691,154	$1,683,295
Proceeds from sales of investments	$26,822,780	$1,600,631	$2,645,588	$1,196,398

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$2,378,345	$8,057,352	$—
Proceeds from sales of investments	$1,965,574	$5,307,165	$—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$6,198,641	$—
Proceeds from sales of investments	$—	$1,889,316	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $243,537,278; net proceeds from sales were $242,606,426.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2012 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,058,905	$14,112,551	$6,107,710	$1,241,569
Unrealized Depreciation	(1,916,889)	(5,860,033)	(3,807,534)	(211,290)
Net	$1,142,016	$8,252,518	$2,300,176	$1,030,279
Tax Cost of Investments	$18,307,660	$51,801,091	$34,040,612	$6,623,874

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,102,050	$5,655,968	$313
Unrealized Depreciation	(219,981)	(102,578)	(1,047)
Net	$882,069	$5,553,390	$(734)
Tax Cost of Investments	$6,000,011	$80,602,343	$36,139,621

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2012, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2012, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	30%
Small Cap Growth	34%
Bond Fund	10%
Money Market Fund	11%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2012 were as follows:

All America Fund: four shareholder owning 56%, 13%, 10% and 5%, respectively.

Equity Index Fund: three shareholders owning 65%, 13% and 5%, respectively.

Mid-Cap Equity Index Fund: three shareholders owning 50%, 23% and 12%, respectively.

Small Cap Value Fund: one shareholder owning 57%.

Small Cap Growth Fund: one shareholder owning 54%.

Bond Fund: two shareholders owning 67% and 7%, respectively.

Money Market Fund: four shareholders owning 15%, 8%, 7% and 5%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS

On March 27, 2012, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the All America Fund. Additionally, on June 30, 2012, dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds.

On June 30, 2011, dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds. Additionally, remaining required distributions relating to 2010 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 18, 2011. Finally, on December 30, 2011, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds other than the Equity Index and All America Funds.

Pursuant to shareholders' instructions, substantially all 2012 and 2011 dividend distributions (other than the special dividend) were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2012 and 2011 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2012	$135,621	$562,979	$226,875	$37,610
2011	$209,441	$910,433	$668,679	$16,883
Long-term capital gains (b)
2012	$1,559,521	$0	$0	$0
2011	$0	$0	$1,174,436	$0
	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2012	$0	$1,116,306	$0
2011	$4,871	$2,036,732	$11,268
Long-term capital gains (b)
2012	$0	$0	$0
2011	$0	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of June 30, 2012, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$146,888	$536,852	$58,253	$763
Accumulated undistributed realized gain (loss) on investments and futures contracts	$338,972	$(1,496,142)	$517,461	$(268,046)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,154,721	$8,311,098	$2,332,658	$1,030,279

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$47,069	$5,686
Accumulated undistributed realized gain (loss) on investments and futures contracts	$149,793	$186,344	$($329)
Net unrealized appreciation (depreciation) of investments and futures contracts	$882,069	$5,553,390	$(734)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2012, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	0	0	0	0
Paid in capital	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$21,862	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(13,256)	0	0
Paid in capital	$(8,606)	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2012. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 23, 2012, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2011, the Adviser had approximately $11.0 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2011, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

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MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)  Schedule I — Portfolios of Investments in Securities follows:

(b)  Not applicable.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
Abercrombie & Fitch Co. Cl A	81	2,765
Amazon.com, Inc.*	344	78,552
Apollo Group, Inc.*	107	3,872
AutoNation, Inc.*	40	1,411
AutoZone, Inc.*	25	9,179
Bed Bath & Beyond, Inc.*	211	13,040
Best Buy Co., Inc.	264	5,533
Big Lots, Inc.*	61	2,488
BorgWarner, Inc.*	116	7,608
Cablevision Systems Corp. Cl A	189	2,512
CarMax, Inc.*	221	5,733
Carnival Corp.	408	13,982
CBS Corp. Cl B	625	20,488
Chipotle Mexican Grill, Inc.*	31	11,778
Coach, Inc.	290	16,959
Comcast Corp. Cl A	2,491	79,637
D.R. Horton, Inc.	271	4,981
Darden Restaurants, Inc.	118	5,974
DeVry, Inc.	60	1,858
DIRECTV Cl A*	615	30,024
Discovery Communications, Inc. Cl A*	245	13,230
Disney (Walt) Co.	1,662	80,607
Dollar Tree, Inc.*	216	11,621
Expedia, Inc.	84	4,038
Family Dollar Stores, Inc.	107	7,113
Ford Motor Co.	3,743	35,895
Fossil, Inc.*	51	3,904
GameStop Corp. Cl A	136	2,497
Gannett Co., Inc.	219	3,226
Gap, Inc.	309	8,454
Genuine Parts Co.	148	8,917
Goodyear Tire & Rubber Co.*	226	2,669
H&R Block, Inc.	277	4,426
Harley-Davidson, Inc.	219	10,015
Harman Int’l. Industries, Inc.	73	2,891
Hasbro, Inc.	112	3,793
Home Depot, Inc.	1,453	76,994
International Game Technology	264	4,158
Interpublic Group of Cos., Inc.	438	4,752
Johnson Controls, Inc.	678	18,787
Kohl’s Corp.	230	10,463
Leggett & Platt, Inc.	135	2,853
Lennar Corp. Cl A	159	4,915
Limited Brands, Inc.	232	9,867
Lowe’s Cos., Inc.	1,117	31,767
Macy’s, Inc.	406	13,946
Marriott International, Inc. Cl A	252	9,878
Mattel, Inc.	313	10,154
McDonald’s Corp.	937	82,953
McGraw-Hill Cos., Inc.	271	12,195
Netflix, Inc.*	54	3,697
Newell Rubbermaid, Inc.	266	4,825
News Corp. Cl A	1,937	43,176
NIKE, Inc. Cl B	374	32,830
Nordstrom, Inc.	152	7,553
O’Reilly Automotive, Inc.*	118	9,885

Omnicom Group, Inc.	261	12,685
Penney (J.C.) Co., Inc.	143	3,333
Priceline.com, Inc.*	47	31,232
Pulte Homes, Inc.*	326	3,488
Ralph Lauren Corp.	62	8,684
Ross Stores, Inc.	208	12,994
Scripps Networks Interactive, Inc. Cl A	88	5,004
Sears Hldgs. Corp.*	38	2,269
Staples, Inc.	667	8,704
Starbucks Corp.	736	39,244
Starwood Hotels & Resorts	191	10,131
Target Corp.	631	36,718
Tiffany & Co.	123	6,513
Time Warner Cable, Inc.	288	23,645
Time Warner, Inc.	894	34,419
TJX Cos., Inc.	683	29,321
TripAdvisor, Inc.*	89	3,977
Urban Outfitters, Inc.*	107	2,952
V.F. Corp.	81	10,809
Viacom, Inc. Cl B	505	23,745
Washington Post Co. Cl B	4	1,495
Whirlpool Corp.	76	4,648
Wyndham Worldwide Corp.	136	7,173
Wynn Resorts Ltd.	78	8,090
Yum! Brands, Inc.	437	28,152
		1,276,743
CONSUMER STAPLES (6.6%)
Altria Group, Inc.	1,862	64,332
Archer-Daniels-Midland Co.	639	18,863
Avon Products, Inc.	414	6,711
Beam, Inc.	145	9,061
Brown-Forman Corp. Cl B	90	8,716
Campbell Soup Co.	167	5,574
Clorox Co.	121	8,768
Coca-Cola Co.	2,115	165,372
Coca-Cola Enterprises, Inc.	286	8,019
Colgate-Palmolive Co.	445	46,325
ConAgra Foods, Inc.	398	10,320
Constellation Brands, Inc. Cl A*	150	4,059
Costco Wholesale Corp.	399	37,905
CVS Caremark Corp.	1,190	55,609
Dean Foods Co.*	173	2,946
Dr. Pepper Snapple Group, Inc.	199	8,706
Estee Lauder Cos., Inc. Cl A	214	11,582
General Mills, Inc.	609	23,471
Heinz (H.J.) Co.	298	16,205
Hershey Co.	140	10,084
Hormel Foods Corp.	130	3,955
J.M. Smucker Co.	107	8,081
Kellogg Co.	231	11,395
Kimberly-Clark Corp.	364	30,492
Kraft Foods, Inc. Cl A	1,646	63,569
Kroger Co.	503	11,665
Lorillard, Inc.	120	15,834
McCormick & Co., Inc.	123	7,460
Mead Johnson Nutrition Co.	184	14,814
Molson Coors Brewing Co. Cl B	147	6,117
Monster Beverage Corp.*	150	10,680
PepsiCo, Inc.	1,452	102,598
Philip Morris Int’l., Inc.	1,542	134,555

Proctor & Gamble Co.	2,579	157,964
Reynolds American, Inc.	301	13,506
Safeway, Inc.	227	4,120
Sysco Corp.	553	16,485
Tyson Foods, Inc. Cl A	279	5,254
Wal-Mart Stores, Inc.	1,640	114,341
Walgreen Co.	801	23,694
Whole Foods Market, Inc.	149	14,203
		1,293,410
ENERGY (6.3%)
Alpha Natural Resources, Inc.*	225	1,960
Anadarko Petroleum Corp.	471	31,180
Apache Corp.	352	30,937
Baker Hughes, Inc.	409	16,810
Cabot Oil & Gas Corp.	184	7,250
Cameron International Corp.*	240	10,250
Chesapeake Energy Corp.	657	12,220
Chevron Corp.	1,821	192,116
ConocoPhillips	1,176	65,715
Consol Energy, Inc.	217	6,562
Denbury Resources, Inc.*	380	5,742
Devon Energy Corp.	396	22,964
Diamond Offshore Drilling, Inc.	66	3,903
EOG Resources, Inc.	253	22,798
EQT Corp.	137	7,347
Exxon Mobil Corp.	4,339	371,285
FMC Technologies, Inc.*	222	8,709
Halliburton Co.	849	24,103
Helmerich & Payne, Inc.	107	4,652
Hess Corp.	290	12,601
Kinder Morgan, Inc.	474	15,272
Marathon Oil Corp.	672	17,183
Marathon Petroleum Corp.	303	13,611
Murphy Oil Corp.	187	9,404
Nabors Industries Ltd.*	288	4,147
National Oilwell Varco, Inc.	402	25,905
Newfield Exploration Co.*	139	4,074
Noble Drilling Corp.*	243	7,905
Noble Energy, Inc.	172	14,589
Occidental Petroleum Corp.	771	66,129
Peabody Energy Corp.	267	6,547
Phillips 66*	562	18,681
Pioneer Natural Resources Co.	124	10,938
QEP Resources, Inc.	167	5,005
Range Resources Corp.	152	9,404
Rowan Companies PLC Cl A*	117	3,783
Schlumberger Ltd.	1,226	79,580
Southwestern Energy Co.*	332	10,601
Spectra Energy Corp.	617	17,930
Sunoco, Inc.	100	4,750
Tesoro Corp.*	135	3,370
Valero Energy Corp.	510	12,317
Williams Cos., Inc.	590	17,004
WPX Energy, Inc.*	184	2,977
		1,240,210
FINANCIALS (8.6%)
ACE Ltd.	321	23,796
Aflac, Inc.	430	18,314
Allstate Corp.	465	16,317
American Express Co.	957	55,707

American Int’l. Group, Inc.*	592	18,997
American Tower Corp.	369	25,797
Ameriprise Financial, Inc.	206	10,766
Aon PLC*	309	14,455
Apartment Investment & Management Co. Cl A	125	3,379
Assurant, Inc.	82	2,857
AvalonBay Communities, Inc.	91	12,875
Bank of America Corp.	10,152	83,043
Bank of New York Mellon Corp.	1,110	24,365
BB&T Corp.	654	20,176
Berkshire Hathaway, Inc. Cl B*	1,644	136,995
BlackRock, Inc.	122	20,718
Boston Properties, Inc.	144	15,605
Capital One Financial Corp.	543	29,680
CBRE Group, Inc.*	310	5,072
Charles Schwab Corp.	1,013	13,098
Chubb Corp.	255	18,569
Cincinnati Financial Corp.	154	5,863
Citigroup, Inc.	2,835	77,707
CME Group, Inc.	62	16,623
Comerica, Inc.	186	5,712
Discover Financial Svcs.	505	17,463
E*Trade Financial Corp.*	249	2,002
Equity Residential	286	17,835
Federated Investors, Inc. Cl B	82	1,792
Fifth Third Bancorp	869	11,645
First Horizon National Corp.	240	2,076
Franklin Resources, Inc.	134	14,873
Genworth Financial, Inc. Cl A*	480	2,717
Goldman Sachs Group, Inc.	474	45,438
Hartford Financial Svcs. Group, Inc.	426	7,510
HCP, Inc.	387	17,086
Health Care REIT, Inc.	200	11,660
Host Hotels & Resorts, Inc.	680	10,758
Hudson City Bancorp, Inc.	501	3,191
Huntington Bancshares, Inc.	816	5,222
IntercontinentalExchange, Inc.*	65	8,839
Invesco Ltd.	442	9,989
JPMorgan Chase & Co.	3,514	125,555
KeyCorp	904	6,997
Kimco Realty Corp.	383	7,288
Legg Mason, Inc.	122	3,217
Leucadia National Corp.	187	3,977
Lincoln National Corp.	268	5,861
Loews Corp.	289	11,823
M&T Bank Corp.	119	9,826
Marsh & McLennan Cos., Inc.	518	16,695
MetLife, Inc.	1,017	31,374
Moody’s Corp.	192	7,018
Morgan Stanley	1,431	20,878
Nasdaq OMX Group, Inc.	121	2,743
Northern Trust Corp.	226	10,401
NYSE Euronext	247	6,318
People’s United Financial, Inc.	342	3,971
Plum Creek Timber Co., Inc.	153	6,074
PNC Financial Svcs. Grp., Inc.	512	31,288
Principal Financial Grp., Inc.	279	7,318
Progressive Corp.	607	12,644
ProLogis, Inc.	440	14,621
Prudential Financial, Inc.	441	21,358

Public Storage	136	19,640
Regions Financial Corp.	1,304	8,802
Simon Property Group, Inc.	292	45,453
SLM Corp.	456	7,164
State Street Corp.	447	19,954
SunTrust Banks, Inc.	510	12,357
T. Rowe Price Group, Inc.	237	14,922
Torchmark Corp.	92	4,651
Travelers Cos., Inc.	363	23,174
U.S. Bancorp	1,731	55,669
Unum Group	279	5,337
Ventas, Inc.	269	16,979
Vornado Realty Trust	178	14,948
Wells Fargo & Co.	4,967	166,096
Weyerhaeuser Co.	504	11,269
XL Group PLC	298	6,270
Zions Bancorporation	174	3,379
		1,669,891
HEALTH CARE (7.0%)
Abbott Laboratories	1,468	94,642
Aetna, Inc.	340	13,182
Agilent Technologies, Inc.	329	12,910
Alexion Pharmaceuticals, Inc.*	178	17,675
Allergan, Inc.	286	26,475
AmerisourceBergen Corp.	237	9,326
Amgen, Inc.	712	52,004
Bard (C.R.), Inc.	79	8,488
Baxter International, Inc.	536	28,488
Becton, Dickinson & Co.	191	14,277
Biogen Idec, Inc.*	217	31,330
Boston Scientific Corp.*	1,324	7,507
Bristol-Myers Squibb Co.	1,585	56,981
Cardinal Health, Inc.	324	13,608
CareFusion Corp.*	211	5,418
Celgene Corp.*	413	26,498
Cerner Corp.*	134	11,076
CIGNA Corp.	272	11,968
Coventry Health Care, Inc.	132	4,196
Covidien PLC	453	24,236
DaVita, Inc.*	86	8,446
Dentsply International, Inc.	133	5,029
Edwards Lifesciences Corp.*	98	10,123
Express Scripts Hldg. Co.*	748	41,761
Forest Laboratories, Inc.*	260	9,097
Gilead Sciences, Inc.*	707	36,255
Hospira, Inc.*	157	5,492
Humana, Inc.	154	11,926
Intuitive Surgical, Inc.*	39	21,598
Johnson & Johnson	2,490	168,224
Laboratory Corp. of America Hldgs.*	90	8,335
Life Technologies Corp.*	167	7,513
Lilly (Eli) & Co.	954	40,936
McKesson Corp.	217	20,344
Medtronic, Inc.	965	37,374
Merck & Co., Inc.	2,832	118,236
Mylan, Inc.*	412	8,804
Patterson Cos., Inc.	84	2,895
PerkinElmer, Inc.	110	2,838
Perrigo Co.	84	9,906
Pfizer, Inc.	6,895	158,585

Quest Diagnostics, Inc.	148	8,865
St. Jude Medical, Inc.	330	13,170
Stryker Corp.	296	16,310
Tenet Healthcare Corp.*	394	2,065
Thermo Fisher Scientific, Inc.	348	18,065
UnitedHealth Group, Inc.	956	55,926
Varian Medical Systems, Inc.*	105	6,381
Waters Corp.*	82	6,517
Watson Pharmaceuticals, Inc.*	124	9,175
WellPoint, Inc.	307	19,584
Zimmer Hldgs., Inc.	167	10,748
		1,370,808
INDUSTRIALS (6.2%)
3M Co.	643	57,613
Avery Dennison Corp.	101	2,761
Boeing Co.	689	51,193
Caterpillar, Inc.	630	53,493
Cintas Corp.	102	3,938
Cooper Industries PLC Cl A	153	10,432
CSX Corp.	934	20,884
Cummins, Inc.	188	18,219
Danaher Corp.	544	28,332
Deere & Co.	372	30,084
Donnelley (R.R.) & Sons Co.	173	2,036
Dover Corp.	178	9,543
Dun & Bradstreet Corp.	45	3,203
Eaton Corp.	333	13,197
Emerson Electric Co.	693	32,280
Equifax, Inc.	112	5,219
Expeditors Int’l. of Wash.	202	7,828
Fastenal Co.	285	11,488
FedEx Corp.	301	27,575
Flowserve Corp.	51	5,852
Fluor Corp.	164	8,092
General Dynamics Corp.	338	22,294
General Electric Co.	9,692	201,981
Goodrich Corp.	119	15,101
Grainger (W.W.), Inc.	61	11,666
Honeywell International, Inc.	741	41,377
Illinois Tool Works, Inc.	468	24,753
Ingersoll-Rand PLC	297	12,527
Iron Mountain, Inc.	162	5,340
Jacobs Engineering Group, Inc.*	126	4,770
Joy Global, Inc.	105	5,957
L-3 Communications Hldgs., Inc.	90	6,661
Lockheed Martin Corp.	251	21,857
Masco Corp.	340	4,716
Norfolk Southern Corp.	298	21,387
Northrop Grumman Corp.	234	14,927
Paccar, Inc.	332	13,011
Pall Corp.	108	5,919
Parker Hannifin Corp.	149	11,455
Pitney Bowes, Inc.	182	2,725
Precision Castparts Corp.	135	22,206
Quanta Services, Inc.*	197	4,742
Raytheon Co.	306	17,317
Republic Services, Inc.	304	8,044
Robert Half Int’l., Inc.	134	3,828
Robinson (C.H.) Worldwide, Inc.	153	8,955
Rockwell Automation, Inc.	138	9,116

Rockwell Collins, Inc.	139	6,860
Roper Industries, Inc.	92	9,069
Ryder System, Inc.	50	1,801
Snap-On, Inc.	55	3,424
Southwest Airlines Co.	734	6,767
Stanley Black & Decker, Inc.	168	10,812
Stericycle, Inc.*	80	7,334
Textron, Inc.	263	6,541
Tyco International Ltd.	438	23,148
Union Pacific Corp.	434	51,781
United Parcel Service, Inc. Cl B	895	70,490
United Technologies Corp.	882	66,617
Waste Management, Inc.	438	14,629
Xylem, Inc.	181	4,556
		1,209,723
INFORMATION TECHNOLOGY (11.9%)
Accenture Ltd. Cl A	610	36,655
Adobe Systems, Inc.*	464	15,020
Advanced Micro Devices, Inc.*	570	3,266
Akamai Technologies, Inc.*	170	5,398
Altera Corp.	311	10,524
Amphenol Corp. Cl A	152	8,348
Analog Devices, Inc.	285	10,736
Apple, Inc.*	899	525,011
Applied Materials, Inc.	1,198	13,729
Autodesk, Inc.*	219	7,663
Automatic Data Processing, Inc.	453	25,214
BMC Software, Inc.*	153	6,530
Broadcom Corp. Cl A*	474	16,021
CA, Inc.	326	8,831
Cisco Systems, Inc.	4,968	85,301
Citrix Systems, Inc.*	175	14,690
Cognizant Technology Solutions*	282	16,920
Computer Sciences Corp.	157	3,897
Corning, Inc.	1,436	18,567
Dell, Inc.*	1,392	17,428
eBay, Inc.*	1,099	46,169
Electronic Arts, Inc.*	329	4,063
EMC Corp.*	2,006	51,414
F5 Networks, Inc.*	76	7,567
Fidelity Nat’l. Information Svcs., Inc.	224	7,634
First Solar, Inc.*	52	783
Fiserv, Inc.*	126	9,100
FLIR Systems, Inc.	154	3,003
Google, Inc. Cl A*	250	145,018
Harris Corp.	108	4,520
Hewlett-Packard Co.	1,926	38,732
Int’l. Business Machines Corp.	1,082	211,618
Intel Corp.	4,618	123,070
Intuit, Inc.	272	16,143
Jabil Circuit, Inc.	174	3,537
JDS Uniphase Corp.*	234	2,574
Juniper Networks, Inc.*	518	8,449
KLA-Tencor Corp.	157	7,732
Lam Research Corp.*	193	7,284
Lexmark International, Inc. Cl A	69	1,834
Linear Technology Corp.	219	6,861
LSI Corp.*	566	3,605
MasterCard, Inc. Cl A	99	42,581
Microchip Technology, Inc.	183	6,054

Micron Technology, Inc.*	966	6,095
Microsoft Corp.	7,026	214,925
Molex, Inc.	128	3,064
Motorola Solutions, Inc.	280	13,471
NetApp, Inc.*	345	10,978
Nvidia Corp.*	588	8,126
Oracle Corp.	3,635	107,960
Paychex, Inc.	296	9,297
QUALCOMM, Inc.	1,712	95,324
Red Hat, Inc.*	185	10,449
SAIC, Inc.	250	3,030
Salesforce.com, inc.*	137	18,942
SanDisk Corp.*	226	8,244
Seagate Technology PLC*	385	9,521
Symantec Corp.*	680	9,935
TE Connectivity Ltd.	407	12,987
Teradata Corp.*	155	11,162
Teradyne, Inc.*	179	2,517
Texas Instruments, Inc.	1,111	31,875
Total System Services, Inc.	150	3,590
VeriSign, Inc.*	140	6,100
Visa, Inc. Cl A	466	57,612
Western Digital Corp.*	229	6,980
Western Union Co.	581	9,784
Xerox Corp.	1,276	10,042
Xilinx, Inc.	254	8,527
Yahoo!, Inc.*	1,171	18,537
		2,318,168
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	201	16,227
Airgas, Inc.	67	5,629
Alcoa, Inc.	987	8,636
Allegheny Technologies, Inc.	107	3,412
Ball Corp.	144	5,911
Bemis Co., Inc.	96	3,009
CF Industries Hldgs., Inc.	64	12,399
Cliffs Natural Resources, Inc.	138	6,802
Dow Chemical Co.	1,119	35,249
Du Pont (E.I.) de Nemours & Co.	879	44,451
Eastman Chemical Co.	133	6,699
Ecolab, Inc.	273	18,709
FMC Corp.	134	7,166
Freeport-McMoRan Copper & Gold, Inc.	895	30,493
Int’l. Flavors & Fragrances, Inc.	77	4,220
International Paper Co.	421	12,171
MeadWestvaco Corp.	163	4,686
Monsanto Co.	507	41,969
Newmont Mining Corp.	465	22,557
Nucor Corp.	301	11,408
Owens-Illinois, Inc.*	159	3,048
PPG Industries, Inc.	145	15,387
Praxair, Inc.	284	30,879
Sealed Air Corp.	185	2,856
Sherwin-Williams Co.	82	10,853
Sigma-Aldrich Corp.	113	8,354
The Mosaic Co.	281	15,388
Titanium Metals Corp.	81	916
United States Steel Corp.	142	2,925
Vulcan Materials Co.	125	4,964
		397,373

TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	5,345	190,603
CenturyLink, Inc.	578	22,825
Crown Castle International Corp.*	236	13,844
Frontier Communications Corp.	883	3,382
MetroPCS Communications, Inc.*	294	1,779
Sprint Nextel Corp.*	2,717	8,857
Verizon Communications, Inc.	2,603	115,677
Windstream Corp.	551	5,323
		362,290
UTILITIES (2.2%)
AES Corp.*	606	7,775
AGL Resources, Inc.	110	4,263
Ameren Corp.	228	7,647
American Electric Power Co., Inc.	456	18,194
CenterPoint Energy, Inc.	403	8,330
CMS Energy Corp.	244	5,734
Consolidated Edison, Inc.	273	16,978
Dominion Resources, Inc.	533	28,782
DTE Energy Co.	155	9,196
Duke Energy Corp.	1,261	29,079
Edison International	308	14,230
Entergy Corp.	167	11,338
Exelon Corp.	804	30,246
FirstEnergy Corp.	392	19,282
Integrys Energy Group, Inc.	72	4,095
NextEra Energy, Inc.	389	26,767
NiSource, Inc.	269	6,658
Northeast Utilities	289	11,216
NRG Energy, Inc.*	230	3,993
Oneok, Inc.	191	8,081
Pepco Hldgs., Inc.	215	4,208
PG&E Corp.	397	17,972
Pinnacle West Capital Corp.	102	5,277
PPL Corp.	551	15,323
Progress Energy, Inc.	269	16,186
Public Svc. Enterprise Group, Inc.	474	15,405
SCANA Corp.	108	5,167
Sempra Energy	224	15,429
Southern Co.	808	37,410
TECO Energy, Inc.	201	3,630
Wisconsin Energy Corp.	215	8,508
Xcel Energy, Inc.	453	12,870
		429,269
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $10,649,246) 59.2%		11,567,885

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.01	08/09/12	100,000	99,990
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $99,990) 0.5%					99,990

TOTAL INDEXED ASSETS (Cost: $10,749,236) 59.7%					11,667,875

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.6%)
Abercrombie & Fitch Co. Cl A	225	7,682
AFC Enterprises, Inc.*	1,198	27,722
Amazon.com, Inc.*	238	54,347
American Axle & Mfg. Hldgs., Inc.*	1,769	18,557
ANN, Inc.*	496	12,643
Bally Technologies, Inc.*	250	11,665
Bassett Furniture Industries, Inc.	1,727	17,805
bebe stores, inc.	1,120	6,574
BorgWarner, Inc.*	135	8,855
Brunswick Corp.	561	12,465
Darden Restaurants, Inc.	351	17,771
Denny’s Corp.*	4,251	18,874
Discovery Communications, Inc. Cl A*	318	17,172
Disney (Walt) Co.	943	45,736
Express, Inc.*	860	15,626
Ford Motor Co.	1,774	17,013
HSN, Inc.	471	19,005
Johnson Controls, Inc.	347	9,615
Macy’s, Inc.	646	22,190
Maidenform Brands, Inc.*	943	18,785
Monro Muffler Brake, Inc.	178	5,917
P.F. Chang’s China Bistro, Inc.	241	12,404
Pep Boys - Manny, Moe & Jack	1,796	17,780
Quiksilver, Inc.*	2,458	5,727
Red Robin Gourmet Burgers, Inc.*	325	9,916
Rent-A-Center, Inc.	498	16,803
Shutterfly, Inc.*	912	27,989
Starbucks Corp.	1,392	74,221
Steiner Leisure Ltd.*	171	7,936
Steve Madden Ltd.*	330	10,478
Target Corp.	262	15,246
Time Warner Cable, Inc.	353	28,981
Time Warner, Inc.	594	22,869
Urban Outfitters, Inc.*	425	11,726
Viacom, Inc. Cl B	426	20,031
WMS Industries, Inc.*	400	7,980
Wolverine World Wide, Inc.	528	20,476
		696,582
CONSUMER STAPLES (2.6%)
Clorox Co.	371	26,883
Constellation Brands, Inc. Cl A*	435	11,771
Darling International, Inc.*	703	11,592
Estee Lauder Cos., Inc. Cl A	339	18,347
Hain Celestial Group, Inc.*	287	15,796
J.M. Smucker Co.	381	28,773
Kraft Foods, Inc. Cl A	856	33,059
Nu Skin Enterprises, Inc. Cl A	224	10,506
PepsiCo, Inc.	649	45,858
Philip Morris Int’l., Inc.	884	77,138
Prestige Brands Hldgs., Inc.*	1,116	17,644
Proctor & Gamble Co.	1,049	64,251
The Pantry, Inc.*	1,102	16,199
TreeHouse Foods, Inc.*	165	10,278
Tyson Foods, Inc. Cl A	1,605	30,222
Vector Group Ltd.	1,092	18,586
Wal-Mart Stores, Inc.	1,159	80,805
		517,708

ENERGY (3.4%)
Abraxas Petroleum Corp.*	2,414	7,701
Anadarko Petroleum Corp.	454	30,055
Apache Corp.	311	27,334
Berry Petroleum Co. Cl A	325	12,890
Chevron Corp.	413	43,572
Endeavour International Corp.*	1,666	13,994
Energy XXI (Bermuda) Ltd.	1,931	60,421
EOG Resources, Inc.	223	20,095
Exxon Mobil Corp.	1,680	143,758
Gasco Energy, Inc.*	18,134	3,173
Halliburton Co.	1,036	29,412
Hess Corp.	301	13,078
Lufkin Industries, Inc.	158	8,583
MarkWest Energy Partners LP	303	14,941
McMoRan Exploration Co.*	8,014	101,537
National Oilwell Varco, Inc.	467	30,093
Noble Energy, Inc.	399	33,843
Occidental Petroleum Corp.	490	42,027
Range Resources Corp.	262	16,210
Saratoga Resources, Inc.*	3,115	18,316
		671,033
FINANCIALS (7.0%)
American Tower Corp.	715	49,986
Aon PLC*	302	14,128
Ashford Hospitality Trust, Inc.	991	8,354
Aspen Insurance Hldgs. Ltd.	371	10,722
Associated Estates Realty Corp.	1,283	19,181
BancFirst Corp.	240	10,058
Bank of America Corp.	3,464	28,336
Bank of Marin Bancorp	160	5,922
Banner Corp.	275	6,025
BB&T Corp.	957	29,523
Berkshire Hathaway, Inc. Cl B*	579	48,248
Brookline Bancorp, Inc.	1,656	14,656
Bryn Mawr Bank Corp.	478	10,071
Capital One Financial Corp.	933	50,998
Cash America Int’l., Inc.	361	15,898
Chesapeake Lodging Trust	1,254	21,594
Citigroup, Inc.	912	24,998
Colonial Properties Trust	1,584	35,070
Dime Community Bancshares	792	10,526
EastGroup Properties, Inc.	327	17,429
Ellington Financial LLC	1,350	28,566
Equity Lifestyle Properties, Inc.	366	25,243
FelCor Lodging Trust, Inc.*	3,049	14,330
First Interstate BancSytem, Inc.	731	10,409
First Niagara Financial Group, Inc.	348	2,662
Flushing Financial Corp.	219	2,985
Forest City Enterprises, Inc. Cl A*	1,242	18,133
Franklin Resources, Inc.	121	13,430
Glacier Bancorp, Inc.	887	13,740
Goldman Sachs Group, Inc.	321	30,771
Highwoods Properties, Inc.	539	18,137
IBERIABANK Corp.	203	10,241
Investors Bancorp, Inc.*	830	12,525
iShares Russell 2000 Growth Index Fund	250	22,868
Janus Capital Group, Inc.	1,471	11,503
JPMorgan Chase & Co.	2,064	73,747
Marlin Business Svcs. Corp.	888	14,554

MB Financial, Inc.	588	12,666
Meadowbrook Insurance Group, Inc.	1,800	15,822
MetLife, Inc.	941	29,030
Mid-America Apt. Communities, Inc.	113	7,711
National Retail Pptys., Inc.	481	13,607
NBH Hldgs. Co.†	2,617	47,760
Northwest Bancshares, Inc.	1,999	23,408
Pennsylvania REIT	742	11,115
PHH Corp.*	657	11,484
PNC Financial Svcs. Grp., Inc.	409	24,994
ProAssurance Corp.	437	38,933
Prosperity Bancshares, Inc.	312	13,113
PS Business Parks, Inc.	160	10,835
S.Y. Bancorp, Inc.	895	21,435
SeaBright Hldgs., Inc.	2,705	24,047
Select Income REIT*	488	11,595
Signature Bank*	638	38,899
Simon Property Group, Inc.	337	52,457
Starwood Property Trust, Inc.	484	10,314
Steel Excel, Inc.*	187	5,077
Stifel Financial Corp.*	403	12,453
SVB Financial Group*	322	18,908
Symetra Financial Corp.	1,704	21,504
Terreno Realty Corp.	430	6,497
UMB Financial Corp.	278	14,242
Urstadt Biddle Properties Cl A	427	8,442
Wells Fargo & Co.	2,548	85,205
Westamerica Bancorporation	238	11,231
		1,358,351
HEALTH CARE (4.8%)
Abbott Laboratories	266	17,149
Abiomed, Inc.*	429	9,790
Acorda Therapeutics, Inc.*	113	2,662
Alnylam Pharmaceuticals, Inc.*	597	6,967
Alphatec Hldgs., Inc.*	732	1,347
BioScrip, Inc.*	1,275	9,473
BioSpecifics Technologies Corp.*	225	4,226
Bruker Corp.*	592	7,880
Cantel Medical Corp.	345	9,401
Capital Senior Living Corp.*	913	9,678
Celgene Corp.*	437	28,038
Cepheid, Inc.*	169	7,563
Computer Programs & Systems, Inc.	245	14,019
Conceptus, Inc.*	1,604	31,792
Covidien PLC	354	18,939
Cubist Pharmaceuticals, Inc.*	448	16,984
Cyberonics, Inc.*	527	23,683
DexCom, Inc.*	1,036	13,427
Emergent Biosolutions, Inc.*	517	7,833
Express Scripts Hldg. Co.*	266	14,851
Forest Laboratories, Inc.*	1,044	36,530
Gilead Sciences, Inc.*	632	32,409
Halozyme Therapeutics, Inc.*	322	2,853
Harvard Bioscience, Inc.*	1,700	6,409
HeartWare International, Inc.*	82	7,282
HMS Hldgs. Corp.*	624	20,785
Impax Laboratories, Inc.*	554	11,230
Insulet Corp.*	456	9,745
IPC The Hospitalist Co.*	227	10,288
Ironwood Pharmaceuticals, Inc.*	378	5,209

MAP Pharmaceuticals, Inc.*	241	3,610
McKesson Corp.	357	33,469
Medicines Co.*	1,209	27,734
Merck & Co., Inc.	1,447	60,412
Mylan, Inc.*	1,409	30,110
Neogen Corp.*	361	16,678
NPS Pharmaceuticals Inc*	1,440	12,398
NxStage Medical, Inc.*	902	15,118
Omeros Corp.*	300	3,000
OraSure Technologies, Inc.*	300	3,372
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	678	19,140
Pfizer, Inc.	3,371	77,533
Pharmacyclics, Inc.*	171	9,338
Progenics Pharmaceuticals, Inc*	452	4,421
QLT, Inc.*	4,232	32,248
Questcor Pharmaceuticals, Inc.*	387	20,604
Sagent Pharmaceuticals, Inc.*	386	6,979
Salix Pharmaceuticals Ltd.*	617	33,589
Seattle Genetics, Inc.*	465	11,806
St. Jude Medical, Inc.	360	14,368
Stryker Corp.	454	25,015
SXC Health Solutions Corp.*	237	23,513
UnitedHealth Group, Inc.	650	38,025
Vascular Solutions, Inc.*	587	7,373
WellCare Health Plans, Inc.*	125	6,625
WellPoint, Inc.	211	13,460
		948,380
INDUSTRIALS (4.5%)
Acacia Research Corp.*	292	10,874
Acco Brands Corp.*	1,336	13,814
Actuant Corp. Cl A	737	20,017
Alaska Air Group, Inc.*	516	18,524
Astronics Corp.*	686	19,373
AZZ, Inc.	763	46,741
Boeing Co.	695	51,639
Caterpillar, Inc.	504	42,795
Cummins, Inc.	353	34,209
Encore Wire Corp.	913	24,450
EnPro Industries, Inc.*	342	12,781
Expeditors Int’l. of Wash.	649	25,149
FedEx Corp.	354	32,430
General Electric Co.	4,086	85,152
Genesee & Wyoming, Inc. Cl A*	820	43,329
Healthcare Svcs. Group, Inc.	774	15,000
Hub Group, Inc. Cl A*	269	9,738
Insperity, Inc.	393	10,631
Kaydon Corp.	316	6,759
Miller Industries, Inc.	1,142	18,192
Mueller Industries, Inc.	852	36,287
Old Dominion Freight Line, Inc.*	1,342	58,095
On Assignment, Inc.*	800	12,768
Precision Castparts Corp.	277	45,564
Raven Industries, Inc.	465	32,359
RBC Bearings, Inc.*	228	10,784
Rexnord Corp.*	125	2,505
Robbins & Myers, Inc.	359	15,013
Roper Industries, Inc.	365	35,982
Smith (A.O.) Corp.	338	16,525
Sun Hydraulics Corp.	592	14,380
Teledyne Technologies, Inc.*	340	20,961

Union Pacific Corp.	248	29,589
		872,409
INFORMATION TECHNOLOGY (6.4%)
Adtran, Inc.	620	18,718
Altera Corp.	263	8,900
Apple, Inc.*	341	199,144
Automatic Data Processing, Inc.	423	23,544
Brightcove, Inc.*	450	6,863
Cavium, Inc.*	350	9,800
Cirrus Logic, Inc.*	1,237	36,961
Cisco Systems, Inc.	947	16,260
Coherent, Inc.*	91	3,940
CommVault Systems, Inc.*	831	41,192
comScore, Inc.*	726	11,950
EMC Corp.*	1,042	26,706
Emulex Corp.*	655	4,716
Finisar Corp.*	806	12,058
Google, Inc. Cl A*	95	55,107
Harris Corp.	150	6,278
iGATE Corp.*	747	12,714
Imperva, Inc.*	349	10,058
Informatica Corp.*	403	17,071
Int’l. Business Machines Corp.	416	81,361
Intel Corp.	1,241	33,073
KLA-Tencor Corp.	484	23,837
Littelfuse, Inc.	157	8,932
LogMeIn, Inc.*	1,255	38,303
Mercury Computer Systems, Inc.*	739	9,555
Microsemi Corp.*	1,266	23,409
Microsoft Corp.	2,146	65,646
MKS Instruments, Inc.	429	12,411
Nanometrics, Inc.*	1,017	15,621
NetApp, Inc.*	125	3,978
Oracle Corp.	1,582	46,985
Parametric Technology Corp.*	1,388	29,093
Plantronics, Inc.	292	9,753
Plexus Corp.*	628	17,710
QUALCOMM, Inc.	763	42,484
RealD, Inc.*	900	13,464
Responsys, Inc.*	1,415	17,150
Richardson Electronics Ltd.	2,321	28,618
Salesforce.com, inc.*	298	41,201
Sapient Corp.	688	6,928
Semtech Corp.*	459	11,163
Sourcefire, Inc.*	512	26,317
Stratasys, Inc.*	150	7,433
Super Micro Computer, Inc.*	573	9,088
Take-Two Interactive Software, Inc.*	493	4,664
Teradyne, Inc.*	425	5,976
Texas Instruments, Inc.	877	25,161
TIBCO Software, Inc.*	1,480	44,282
TTM Technologies, Inc.*	893	8,403
Volterra Semiconductor Corp.*	247	5,792
Wright Express Corp.*	150	9,258
Yahoo!, Inc.*	734	11,619
		1,260,648
MATERIALS (2.1%)
Allied Nevada Gold Corp.*	394	11,182
Ball Corp.	559	22,947
Boise, Inc.	3,961	26,063

Buckeye Technologies, Inc.	424	12,080
CF Industries Hldgs., Inc.	101	19,568
Commercial Metals Co.	854	10,795
Copper Mountain Mining Corp.*	1,679	5,801
Crown Hldgs., Inc.*	810	27,937
CVR Partners LP	529	12,812
Dow Chemical Co.	753	23,720
Eastman Chemical Co.	811	40,850
FMC Corp.	330	17,648
Freeport-McMoRan Copper & Gold, Inc.	767	26,132
Innophos Hldgs., Inc.	959	54,145
Kaiser Aluminum Corp.	498	25,816
McEwen Mining, Inc.*	3,828	11,523
Silgan Hldgs., Inc.	1,284	54,814
TPC Group, Inc.*	319	11,787
		415,620
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,095	74,708
CenturyLink, Inc.	463	18,284
Consolidated Comms. Hldgs., Inc.	1,321	19,550
FairPoint Communications, Inc.*	1	0
Sprint Nextel Corp.*	6,147	20,039
		132,581
UTILITIES (1.2%)
Avista Corp.	832	22,214
Black Hills Corp.	400	12,868
Dominion Resources, Inc.	643	34,722
Edison International	373	17,233
Entergy Corp.	102	6,925
Idacorp, Inc.	450	18,936
Northwest Natural Gas Co.	626	29,797
PNM Resources, Inc.	921	17,996
PPL Corp.	412	11,458
Public Svc. Enterprise Group, Inc.	725	23,563
Sempra Energy	339	23,350
UNS Energy Corp.	532	20,434
		239,496

TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $6,119,752) 36.3%		7,112,808

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	100	37,393
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS
(Cost: $10,000) 0.2%		37,393

TOTAL ACTIVE ASSETS
(Cost: $6,129,752) 36.5%		7,150,201

TEMPORARY CASH INVESTMENTS (2)
(Cost: $631,600) 3.2%		631,600

TOTAL INVESTMENTS
(Cost: $17,510,588) 99.4%		19,449,676

OTHER NET ASSETS 0.6%		125,660

NET ASSETS 100.0%		$19,575,336

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Abercrombie & Fitch Co. Cl A	403	13,758
Amazon.com, Inc.*	1,715	391,620
Apollo Group, Inc.*	536	19,398
AutoNation, Inc.*	200	7,056
AutoZone, Inc.*	125	45,896
Bed Bath & Beyond, Inc.*	1,057	65,323
Best Buy Co., Inc.	1,321	27,688
Big Lots, Inc.*	306	12,482
BorgWarner, Inc.*	580	38,042
Cablevision Systems Corp. Cl A	945	12,559
CarMax, Inc.*	1,102	28,586
Carnival Corp.	2,038	69,842
CBS Corp. Cl B	3,121	102,306
Chipotle Mexican Grill, Inc.*	153	58,132
Coach, Inc.	1,447	84,621
Comcast Corp. Cl A	12,435	397,547
D.R. Horton, Inc.	1,348	24,776
Darden Restaurants, Inc.	587	29,720
DeVry, Inc.	300	9,291
DIRECTV Cl A*	3,066	149,682
Discovery Communications, Inc. Cl A*	1,224	66,096
Disney (Walt) Co.	8,309	402,987
Dollar Tree, Inc.*	1,078	57,996
Expedia, Inc.	420	20,189
Family Dollar Stores, Inc.	534	35,500
Ford Motor Co.	18,674	179,084
Fossil, Inc.*	253	19,365
GameStop Corp. Cl A	678	12,448
Gannett Co., Inc.	1,096	16,144
Gap, Inc.	1,546	42,299
Genuine Parts Co.	740	44,585
Goodyear Tire & Rubber Co.*	1,130	13,345
H&R Block, Inc.	1,382	22,084
Harley-Davidson, Inc.	1,095	50,074
Harman Int’l. Industries, Inc.	369	14,612
Hasbro, Inc.	560	18,967
Home Depot, Inc.	7,256	384,495
International Game Technology	1,325	20,869
Interpublic Group of Cos., Inc.	2,186	23,718
Johnson Controls, Inc.	3,377	93,577
Kohl’s Corp.	1,149	52,268
Leggett & Platt, Inc.	674	14,242
Lennar Corp. Cl A	795	24,573
Limited Brands, Inc.	1,156	49,165
Lowe’s Cos., Inc.	5,579	158,667
Macy’s, Inc.	2,026	69,593
Marriott International, Inc. Cl A	1,256	49,235
Mattel, Inc.	1,565	50,769
McDonald’s Corp.	4,668	413,258
McGraw-Hill Cos., Inc.	1,352	60,840
Netflix, Inc.*	266	18,213
Newell Rubbermaid, Inc.	1,329	24,108
News Corp. Cl A	9,678	215,723

NIKE, Inc. Cl B	1,867	163,885
Nordstrom, Inc.	760	37,764
O’Reilly Automotive, Inc.*	590	49,424
Omnicom Group, Inc.	1,306	63,472
Penney (J.C.) Co., Inc.	716	16,690
Priceline.com, Inc.*	234	155,498
Pulte Homes, Inc.*	1,622	17,355
Ralph Lauren Corp.	310	43,419
Ross Stores, Inc.	1,037	64,781
Scripps Networks Interactive, Inc. Cl A	439	24,962
Sears Hldgs. Corp.*	190	11,343
Staples, Inc.	3,333	43,496
Starbucks Corp.	3,671	195,738
Starwood Hotels & Resorts	948	50,282
Target Corp.	3,150	183,299
Tiffany & Co.	616	32,617
Time Warner Cable, Inc.	1,438	118,060
Time Warner, Inc.	4,468	172,018
TJX Cos., Inc.	3,412	146,477
TripAdvisor, Inc.*	443	19,798
Urban Outfitters, Inc.*	534	14,733
V.F. Corp.	409	54,581
Viacom, Inc. Cl B	2,525	118,726
Washington Post Co. Cl B	22	8,224
Whirlpool Corp.	380	23,241
Wyndham Worldwide Corp.	680	35,863
Wynn Resorts Ltd.	391	40,555
Yum! Brands, Inc.	2,175	140,114
		6,373,828
CONSUMER STAPLES (10.8%)
Altria Group, Inc.	9,302	321,384
Archer-Daniels-Midland Co.	3,190	94,169
Avon Products, Inc.	2,065	33,474
Beam, Inc.	728	45,493
Brown-Forman Corp. Cl B	451	43,679
Campbell Soup Co.	836	27,906
Clorox Co.	603	43,693
Coca-Cola Co.	10,560	825,686
Coca-Cola Enterprises, Inc.	1,431	40,125
Colgate-Palmolive Co.	2,219	230,998
ConAgra Foods, Inc.	1,985	51,471
Constellation Brands, Inc. Cl A*	747	20,214
Costco Wholesale Corp.	1,992	189,240
CVS Caremark Corp.	5,943	277,716
Dean Foods Co.*	863	14,697
Dr. Pepper Snapple Group, Inc.	992	43,400
Estee Lauder Cos., Inc. Cl A	1,071	57,963
General Mills, Inc.	3,035	116,969
Heinz (H.J.) Co.	1,487	80,863
Hershey Co.	700	50,421
Hormel Foods Corp.	649	19,743
J.M. Smucker Co.	537	40,554
Kellogg Co.	1,153	56,877
Kimberly-Clark Corp.	1,815	152,043
Kraft Foods, Inc. Cl A	8,222	317,534
Kroger Co.	2,514	58,300
Lorillard, Inc.	599	79,038

McCormick & Co., Inc.	612	37,118
Mead Johnson Nutrition Co.	918	73,908
Molson Coors Brewing Co. Cl B	732	30,459
Monster Beverage Corp.*	751	53,471
PepsiCo, Inc.	7,243	511,790
Philip Morris Int’l., Inc.	7,709	672,687
Proctor & Gamble Co.	12,875	788,594
Reynolds American, Inc.	1,502	67,395
Safeway, Inc.	1,131	20,528
Sysco Corp.	2,760	82,276
Tyson Foods, Inc. Cl A	1,392	26,211
Wal-Mart Stores, Inc.	8,185	570,658
Walgreen Co.	3,999	118,290
Whole Foods Market, Inc.	744	70,918
		6,457,953
ENERGY (10.3%)
Alpha Natural Resources, Inc.*	1,125	9,799
Anadarko Petroleum Corp.	2,346	155,305
Apache Corp.	1,756	154,335
Baker Hughes, Inc.	2,040	83,844
Cabot Oil & Gas Corp.	920	36,248
Cameron International Corp.*	1,201	51,295
Chesapeake Energy Corp.	3,281	61,027
Chevron Corp.	9,081	958,046
ConocoPhillips	5,873	328,183
Consol Energy, Inc.	1,086	32,841
Denbury Resources, Inc.*	1,898	28,679
Devon Energy Corp.	1,974	114,472
Diamond Offshore Drilling, Inc.	328	19,395
EOG Resources, Inc.	1,263	113,809
EQT Corp.	682	36,576
Exxon Mobil Corp.	21,654	1,852,928
FMC Technologies, Inc.*	1,107	43,428
Halliburton Co.	4,237	120,288
Helmerich & Payne, Inc.	532	23,131
Hess Corp.	1,450	63,003
Kinder Morgan, Inc.	2,367	76,265
Marathon Oil Corp.	3,359	85,890
Marathon Petroleum Corp.	1,513	67,964
Murphy Oil Corp.	933	46,921
Nabors Industries Ltd.*	1,436	20,678
National Oilwell Varco, Inc.	2,004	129,138
Newfield Exploration Co.*	692	20,283
Noble Drilling Corp.*	1,210	39,361
Noble Energy, Inc.	857	72,691
Occidental Petroleum Corp.	3,843	329,614
Peabody Energy Corp.	1,336	32,759
Phillips 66*	2,804	93,205
Pioneer Natural Resources Co.	618	54,514
QEP Resources, Inc.	832	24,935
Range Resources Corp.	758	46,897
Rowan Companies PLC Cl A*	585	18,913
Schlumberger Ltd.	6,117	397,054
Southwestern Energy Co.*	1,653	52,780
Spectra Energy Corp.	3,078	89,447
Sunoco, Inc.	498	23,655
Tesoro Corp.*	670	16,723

Valero Energy Corp.	2,540	61,341
Williams Cos., Inc.	2,945	84,875
WPX Energy, Inc.*	921	14,902
		6,187,437
FINANCIALS (13.8%)
ACE Ltd.	1,604	118,905
Aflac, Inc.	2,152	91,654
Allstate Corp.	2,322	81,479
American Express Co.	4,781	278,302
American Int’l. Group, Inc.*	2,950	94,666
American Tower Corp.	1,842	128,774
Ameriprise Financial, Inc.	1,028	53,723
Aon PLC*	1,545	72,275
Apartment Investment & Management Co. Cl A	622	16,813
Assurant, Inc.	408	14,215
AvalonBay Communities, Inc.	455	64,373
Bank of America Corp.	50,653	414,342
Bank of New York Mellon Corp.	5,542	121,647
BB&T Corp.	3,263	100,664
Berkshire Hathaway, Inc. Cl B*	8,210	684,139
BlackRock, Inc.	604	102,571
Boston Properties, Inc.	721	78,135
Capital One Financial Corp.	2,711	148,183
CBRE Group, Inc.*	1,548	25,325
Charles Schwab Corp.	5,049	65,284
Chubb Corp.	1,274	92,773
Cincinnati Financial Corp.	770	29,314
Citigroup, Inc.	14,168	388,345
CME Group, Inc.	308	82,578
Comerica, Inc.	929	28,530
Discover Financial Svcs.	2,520	87,142
E*Trade Financial Corp.*	1,241	9,978
Equity Residential	1,427	88,988
Federated Investors, Inc. Cl B	412	9,002
Fifth Third Bancorp	4,335	58,089
First Horizon National Corp.	1,199	10,371
Franklin Resources, Inc.	671	74,474
Genworth Financial, Inc. Cl A*	2,390	13,527
Goldman Sachs Group, Inc.	2,366	226,805
Hartford Financial Svcs. Group, Inc.	2,126	37,481
HCP, Inc.	1,931	85,254
Health Care REIT, Inc.	998	58,183
Host Hotels & Resorts, Inc.	3,388	53,598
Hudson City Bancorp, Inc.	2,505	15,957
Huntington Bancshares, Inc.	4,080	26,112
IntercontinentalExchange, Inc.*	324	44,058
Invesco Ltd.	2,204	49,810
JPMorgan Chase & Co.	17,572	627,848
KeyCorp	4,510	34,907
Kimco Realty Corp.	1,911	36,366
Legg Mason, Inc.	606	15,980
Leucadia National Corp.	932	19,824
Lincoln National Corp.	1,335	29,196
Loews Corp.	1,440	58,910
M&T Bank Corp.	596	49,212
Marsh & McLennan Cos., Inc.	2,584	83,282
MetLife, Inc.	5,078	156,656

Moody’s Corp.	957	34,978
Morgan Stanley	7,145	104,246
Nasdaq OMX Group, Inc.	603	13,670
Northern Trust Corp.	1,128	51,911
NYSE Euronext	1,227	31,387
People’s United Financial, Inc.	1,704	19,783
Plum Creek Timber Co., Inc.	761	30,212
PNC Financial Svcs. Grp., Inc.	2,552	155,953
Principal Financial Grp., Inc.	1,394	36,565
Progressive Corp.	3,026	63,032
ProLogis, Inc.	2,193	72,873
Prudential Financial, Inc.	2,199	106,498
Public Storage	679	98,054
Regions Financial Corp.	6,506	43,916
Simon Property Group, Inc.	1,459	227,108
SLM Corp.	2,271	35,677
State Street Corp.	2,233	99,681
SunTrust Banks, Inc.	2,537	61,472
T. Rowe Price Group, Inc.	1,184	74,545
Torchmark Corp.	459	23,202
Travelers Cos., Inc.	1,812	115,678
U.S. Bancorp	8,676	279,020
Unum Group	1,391	26,610
Ventas, Inc.	1,342	84,707
Vornado Realty Trust	887	74,490
Wells Fargo & Co.	24,776	828,509
Weyerhaeuser Co.	2,514	56,213
XL Group PLC	1,486	31,265
Zions Bancorporation	867	16,837
		8,336,111
HEALTH CARE (11.4%)
Abbott Laboratories	7,326	472,307
Aetna, Inc.	1,699	65,870
Agilent Technologies, Inc.	1,643	64,471
Alexion Pharmaceuticals, Inc.*	892	88,576
Allergan, Inc.	1,429	132,283
AmerisourceBergen Corp.	1,182	46,512
Amgen, Inc.	3,555	259,657
Bard (C.R.), Inc.	392	42,116
Baxter International, Inc.	2,677	142,283
Becton, Dickinson & Co.	956	71,461
Biogen Idec, Inc.*	1,082	156,219
Boston Scientific Corp.*	6,606	37,456
Bristol-Myers Squibb Co.	7,915	284,544
Cardinal Health, Inc.	1,615	67,830
CareFusion Corp.*	1,055	27,092
Celgene Corp.*	2,058	132,041
Cerner Corp.*	669	55,300
CIGNA Corp.	1,354	59,576
Coventry Health Care, Inc.	655	20,822
Covidien PLC	2,259	120,857
DaVita, Inc.*	428	42,034
Dentsply International, Inc.	665	25,144
Edwards Lifesciences Corp.*	492	50,824
Express Scripts Hldg. Co.*	3,735	208,525
Forest Laboratories, Inc.*	1,300	45,487
Gilead Sciences, Inc.*	3,531	181,070

Hospira, Inc.*	779	27,249
Humana, Inc.	769	59,551
Intuitive Surgical, Inc.*	190	105,220
Johnson & Johnson	12,435	840,109
Laboratory Corp. of America Hldgs.*	448	41,489
Life Technologies Corp.*	833	37,477
Lilly (Eli) & Co.	4,766	204,509
McKesson Corp.	1,084	101,625
Medtronic, Inc.	4,824	186,834
Merck & Co., Inc.	14,143	590,470
Mylan, Inc.*	2,057	43,958
Patterson Cos., Inc.	416	14,340
PerkinElmer, Inc.	549	14,164
Perrigo Co.	421	49,649
Pfizer, Inc.	34,449	792,327
Quest Diagnostics, Inc.	738	44,206
St. Jude Medical, Inc.	1,640	65,452
Stryker Corp.	1,476	81,328
Tenet Healthcare Corp.*	1,965	10,297
Thermo Fisher Scientific, Inc.	1,736	90,116
UnitedHealth Group, Inc.	4,765	278,753
Varian Medical Systems, Inc.*	523	31,783
Waters Corp.*	411	32,662
Watson Pharmaceuticals, Inc.*	618	45,726
WellPoint, Inc.	1,533	97,790
Zimmer Hldgs., Inc.	829	53,354
		6,840,795
INDUSTRIALS (10.1%)
3M Co.	3,209	287,526
Avery Dennison Corp.	505	13,807
Boeing Co.	3,436	255,295
Caterpillar, Inc.	3,146	267,127
Cintas Corp.	510	19,691
Cooper Industries PLC Cl A	766	52,226
CSX Corp.	4,665	104,309
Cummins, Inc.	936	90,708
Danaher Corp.	2,715	141,397
Deere & Co.	1,852	149,771
Donnelley (R.R.) & Sons Co.	865	10,181
Dover Corp.	890	47,713
Dun & Bradstreet Corp.	223	15,871
Eaton Corp.	1,664	65,944
Emerson Electric Co.	3,463	161,307
Equifax, Inc.	561	26,143
Expeditors Int’l. of Wash.	1,011	39,176
Fastenal Co.	1,426	57,482
FedEx Corp.	1,502	137,598
Flowserve Corp.	252	28,917
Fluor Corp.	820	40,459
General Dynamics Corp.	1,684	111,077
General Electric Co.	48,434	1,009,365
Goodrich Corp.	592	75,125
Grainger (W.W.), Inc.	307	58,711
Honeywell International, Inc.	3,694	206,273
Illinois Tool Works, Inc.	2,334	123,445
Ingersoll-Rand PLC	1,477	62,300
Iron Mountain, Inc.	808	26,632

Jacobs Engineering Group, Inc.*	627	23,738
Joy Global, Inc.	524	29,727
L-3 Communications Hldgs., Inc.	447	33,082
Lockheed Martin Corp.	1,252	109,024
Masco Corp.	1,694	23,496
Norfolk Southern Corp.	1,485	106,578
Northrop Grumman Corp.	1,169	74,571
Paccar, Inc.	1,661	65,095
Pall Corp.	539	29,543
Parker Hannifin Corp.	740	56,891
Pitney Bowes, Inc.	907	13,578
Precision Castparts Corp.	671	110,373
Quanta Services, Inc.*	985	23,709
Raytheon Co.	1,525	86,300
Republic Services, Inc.	1,514	40,060
Robert Half Int’l., Inc.	666	19,028
Robinson (C.H.) Worldwide, Inc.	764	44,717
Rockwell Automation, Inc.	686	45,317
Rockwell Collins, Inc.	693	34,200
Roper Industries, Inc.	459	45,248
Ryder System, Inc.	250	9,003
Snap-On, Inc.	274	17,057
Southwest Airlines Co.	3,667	33,810
Stanley Black & Decker, Inc.	841	54,127
Stericycle, Inc.*	399	36,576
Textron, Inc.	1,314	32,679
Tyco International Ltd.	2,186	115,530
Union Pacific Corp.	2,165	258,306
United Parcel Service, Inc. Cl B	4,467	351,821
United Technologies Corp.	4,407	332,861
Waste Management, Inc.	2,184	72,946
Xylem, Inc.	905	22,779
		6,037,346
INFORMATION TECHNOLOGY (19.2%)
Accenture Ltd. Cl A	3,043	182,854
Adobe Systems, Inc.*	2,316	74,969
Advanced Micro Devices, Inc.*	2,843	16,290
Akamai Technologies, Inc.*	850	26,988
Altera Corp.	1,554	52,587
Amphenol Corp. Cl A	759	41,684
Analog Devices, Inc.	1,421	53,529
Apple, Inc.*	4,490	2,622,155
Applied Materials, Inc.	5,976	68,485
Autodesk, Inc.*	1,094	38,279
Automatic Data Processing, Inc.	2,258	125,680
BMC Software, Inc.*	764	32,608
Broadcom Corp. Cl A*	2,367	80,005
CA, Inc.	1,630	44,157
Cisco Systems, Inc.	24,818	426,125
Citrix Systems, Inc.*	873	73,280
Cognizant Technology Solutions*	1,410	84,600
Computer Sciences Corp.	781	19,384
Corning, Inc.	7,172	92,734
Dell, Inc.*	6,958	87,114
eBay, Inc.*	5,487	230,509
Electronic Arts, Inc.*	1,640	20,254
EMC Corp.*	10,006	256,454

F5 Networks, Inc.*	382	38,032
Fidelity Nat’l. Information Svcs., Inc.	1,118	38,101
First Solar, Inc.*	255	3,840
Fiserv, Inc.*	630	45,499
FLIR Systems, Inc.	770	15,015
Google, Inc. Cl A*	1,248	723,927
Harris Corp.	535	22,390
Hewlett-Packard Co.	9,615	193,358
Int’l. Business Machines Corp.	5,400	1,056,132
Intel Corp.	23,059	614,522
Intuit, Inc.	1,359	80,657
Jabil Circuit, Inc.	868	17,646
JDS Uniphase Corp.*	1,170	12,870
Juniper Networks, Inc.*	2,581	42,096
KLA-Tencor Corp.	781	38,464
Lam Research Corp.*	963	36,353
Lexmark International, Inc. Cl A	344	9,144
Linear Technology Corp.	1,092	34,212
LSI Corp.*	2,822	17,976
MasterCard, Inc. Cl A	495	212,904
Microchip Technology, Inc.	910	30,103
Micron Technology, Inc.*	4,818	30,402
Microsoft Corp.	35,069	1,072,758
Molex, Inc.	642	15,369
Motorola Solutions, Inc.	1,395	67,113
NetApp, Inc.*	1,719	54,699
Nvidia Corp.*	2,930	40,493
Oracle Corp.	18,151	539,085
Paychex, Inc.	1,476	46,361
QUALCOMM, Inc.	8,525	474,672
Red Hat, Inc.*	926	52,300
SAIC, Inc.	1,250	15,150
Salesforce.com, inc.*	684	94,570
SanDisk Corp.*	1,129	41,186
Seagate Technology PLC*	1,924	47,581
Symantec Corp.*	3,394	49,586
TE Connectivity Ltd.	2,028	64,713
Teradata Corp.*	772	55,592
Teradyne, Inc.*	892	12,542
Texas Instruments, Inc.	5,548	159,172
Total System Services, Inc.	749	17,924
VeriSign, Inc.*	701	30,543
Visa, Inc. Cl A	2,324	287,316
Western Digital Corp.*	1,142	34,808
Western Union Co.	2,896	48,769
Xerox Corp.	6,360	50,053
Xilinx, Inc.	1,265	42,466
Yahoo!, Inc.*	5,848	92,574
		11,571,762
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	1,006	81,214
Airgas, Inc.	333	27,975
Alcoa, Inc.	4,924	43,085
Allegheny Technologies, Inc.	535	17,061
Ball Corp.	718	29,474
Bemis Co., Inc.	480	15,043
CF Industries Hldgs., Inc.	320	61,997

Cliffs Natural Resources, Inc.	690	34,010
Dow Chemical Co.	5,578	175,707
Du Pont (E.I.) de Nemours & Co.	4,385	221,749
Eastman Chemical Co.	665	33,496
Ecolab, Inc.	1,363	93,406
FMC Corp.	668	35,725
Freeport-McMoRan Copper & Gold, Inc.	4,462	152,020
Int’l. Flavors & Fragrances, Inc.	384	21,043
International Paper Co.	2,101	60,740
MeadWestvaco Corp.	814	23,403
Monsanto Co.	2,528	209,268
Newmont Mining Corp.	2,320	112,543
Nucor Corp.	1,503	56,964
Owens-Illinois, Inc.*	794	15,221
PPG Industries, Inc.	724	76,831
Praxair, Inc.	1,419	154,288
Sealed Air Corp.	924	14,267
Sherwin-Williams Co.	410	54,264
Sigma-Aldrich Corp.	565	41,770
The Mosaic Co.	1,404	76,883
Titanium Metals Corp.	404	4,569
United States Steel Corp.	706	14,544
Vulcan Materials Co.	623	24,739
		1,983,299
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	26,663	950,803
CenturyLink, Inc.	2,880	113,731
Crown Castle International Corp.*	1,177	69,043
Frontier Communications Corp.	4,405	16,871
MetroPCS Communications, Inc.*	1,459	8,827
Sprint Nextel Corp.*	13,559	44,202
Verizon Communications, Inc.	12,996	577,542
Windstream Corp.	2,747	26,536
		1,807,555
UTILITIES (3.6%)
AES Corp.*	3,028	38,849
AGL Resources, Inc.	547	21,196
Ameren Corp.	1,138	38,169
American Electric Power Co., Inc.	2,275	90,773
CenterPoint Energy, Inc.	2,014	41,629
CMS Energy Corp.	1,218	28,623
Consolidated Edison, Inc.	1,363	84,765
Dominion Resources, Inc.	2,663	143,802
DTE Energy Co.	775	45,981
Duke Energy Corp.	6,295	145,163
Edison International	1,537	71,009
Entergy Corp.	832	56,484
Exelon Corp.	4,016	151,082
FirstEnergy Corp.	1,954	96,117
Integrys Energy Group, Inc.	360	20,473
NextEra Energy, Inc.	1,944	133,767
NiSource, Inc.	1,340	33,165
Northeast Utilities	1,446	56,119
NRG Energy, Inc.*	1,153	20,016
Oneok, Inc.	951	40,237
Pepco Hldgs., Inc.	1,072	20,979
PG&E Corp.	1,980	89,635

Pinnacle West Capital Corp.	510	26,387
PPL Corp.	2,751	76,505
Progress Energy, Inc.	1,344	80,868
Public Svc. Enterprise Group, Inc.	2,360	76,700
SCANA Corp.	537	25,690
Sempra Energy	1,116	76,870
Southern Co.	4,035	186,821
TECO Energy, Inc.	1,001	18,078
Wisconsin Energy Corp.	1,071	42,379
Xcel Energy, Inc.	2,261	64,235
		2,142,566
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $48,727,165) 96.1%		57,738,652

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.09	08/09/12	200,000	199,980
COMMERCIAL PAPER (3.2%)
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,400,000	1,399,989
San Diego Gas & Electric Co.†	A-1	0.15	07/06/12	500,000	499,988
					1,899,977
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $2,099,957) 3.5%					2,099,957

TEMPORARY CASH INVESTMENTS (2)
(Cost: $215,000) 0.4%					215,000

TOTAL INVESTMENTS
(Cost: $51,042,122) 100.0%					60,053,609

OTHER NET ASSETS 0.0% (3)					4,051

NET ASSETS 100.0%					$60,057,660

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Aaron’s, Inc.	2,421	68,539
Advance Auto Parts, Inc.	2,340	159,635
Aeropostale, Inc.*	2,587	46,126
AMC Networks, Inc. Cl A*	1,830	65,057
American Eagle Outfitters, Inc.	6,233	122,977
ANN, Inc.*	1,553	39,586
Ascena Retail Group, Inc.*	4,307	80,196
Bally Technologies, Inc.*	1,370	63,924
Barnes & Noble, Inc.*	1,301	21,414
Bob Evans Farms, Inc.	929	37,346
Brinker International, Inc.	2,402	76,552
Carter’s, Inc.*	1,631	85,791
Cheesecake Factory, Inc.*	1,717	54,875
Chico’s FAS, Inc.	5,332	79,127
Cinemark Hldgs., Inc.	3,248	74,217
Collective Brands, Inc.*	1,949	41,748
Deckers Outdoor Corp.*	1,226	53,956
Dick’s Sporting Goods, Inc.	3,006	144,288
DreamWorks Animation SKG Cl A*	2,273	43,323
Foot Locker, Inc.	4,819	147,365
Gentex Corp.	4,590	95,793
Guess?, Inc.	2,060	62,562
Hanesbrands, Inc.*	3,103	86,046
HSN, Inc.	1,246	50,276
International Speedway Corp. Cl A	881	23,065
ITT Educational Svcs., Inc.*	576	34,992
KB Home	2,295	22,491
Lamar Advertising Co. Cl A*	1,868	53,425
Life Time Fitness, Inc.*	1,362	63,347
LKQ Corp.*	4,690	156,646
Matthews International Corp. Cl A	897	29,144
MDC Hldgs., Inc.	1,207	39,433
Meredith Corp.	1,183	37,785
Mohawk Industries, Inc.*	1,822	127,230
New York Times Co. Cl A*	3,865	30,147
NVR, Inc.*	162	137,700
Office Depot, Inc.*	9,023	19,490
Panera Bread Co. Cl A*	945	131,771
PetSmart, Inc.	3,444	234,812
Polaris Industries, Inc.	2,183	156,041
PVH Corp.	2,240	174,250
RadioShack Corp.	3,177	12,200
Regis Corp.	1,835	32,957
Rent-A-Center, Inc.	1,889	63,735
Saks, Inc.*	5,077	54,070
Scholastic Corp.	801	22,556
Scientific Games Corp. Cl A*	1,858	15,886
Service Corp. International	6,907	85,440
Signet Jewelers Ltd.	2,710	119,267
Sotheby’s	2,155	71,891
Strayer Education, Inc.	378	41,210
Tempur-Pedic Int’l., Inc.*	2,021	47,271

The Warnaco Group, Inc.*	1,307	55,652
The Wendy’s Co.	9,451	44,609
Thor Industries, Inc.	1,347	36,921
Toll Brothers, Inc.*	4,668	138,780
Tractor Supply Co.	2,292	190,374
Tupperware Brands Corp.	1,780	97,473
Under Armour, Inc. Cl A*	1,179	111,392
Valassis Communications, Inc.*	1,360	29,580
Wiley (John) & Sons, Inc. Cl A	1,485	72,750
Williams-Sonoma, Inc.	3,166	110,715
WMS Industries, Inc.*	1,753	34,972
		4,762,189
CONSUMER STAPLES (3.4%)
Church & Dwight Co., Inc.	4,418	245,066
Energizer Hldgs., Inc.*	2,078	156,370
Flowers Foods, Inc.	3,587	83,326
Green Mountain Coffee Roasters, Inc.*	4,151	90,409
Harris Teeter Supermarkets, Inc.	1,568	64,272
Hillshire Brands Co.*	3,881	112,510
Ingredion, Inc.	2,426	120,136
Lancaster Colony Corp.	632	45,005
Post Hldgs., Inc.*	877	26,968
Ralcorp Hldgs., Inc.*	1,756	117,195
Smithfield Foods, Inc.*	5,123	110,810
SUPERVALU, Inc.	6,761	35,022
Tootsie Roll Industries, Inc.	805	19,207
Universal Corp.	739	34,238
		1,260,534
ENERGY (5.2%)
Arch Coal, Inc.	6,759	46,570
Atwood Oceanics, Inc.*	1,808	68,415
Bill Barrett Corp.*	1,532	32,815
CARBO Ceramics, Inc.	633	48,570
Cimarex Energy Co.	2,727	150,312
Dresser-Rand Group, Inc.*	2,405	107,119
Dril-Quip, Inc.*	1,102	72,280
Energen Corp.	2,294	103,528
Forest Oil Corp.*	3,750	27,488
Helix Energy Solutions Group*	3,358	55,105
HollyFrontier Corp.	6,586	233,342
Northern Oil and Gas, Inc.*	2,019	32,183
Oceaneering Int’l., Inc.	3,444	164,830
Oil States International, Inc.*	1,645	108,899
Patterson-UTI Energy, Inc.	4,968	72,334
Plains Exploration & Production Co.*	4,100	144,238
Quicksilver Resources, Inc.*	3,864	20,943
SM Energy Co.	2,047	100,528
Superior Energy Services, Inc.*	5,014	101,433
Tidewater, Inc.	1,632	75,660
Unit Corp.*	1,330	49,064
World Fuel Services Corp.	2,288	87,013
		1,902,669
FINANCIALS (21.8%)
Affiliated Managers Group, Inc.*	1,636	179,060
Alexander & Baldwin, Inc.	1,342	71,462
Alexandria Real Estate Equities, Inc.	1,975	143,622
Alleghany Corp.*	464	157,644

American Campus Communities, Inc.	2,373	106,738
American Financial Group, Inc.	2,403	94,270
Apollo Investment Corp.	6,454	49,567
Aspen Insurance Hldgs. Ltd.	2,274	65,719
Associated Banc-Corp.	5,534	72,993
Astoria Financial Corp.	2,663	26,097
BancorpSouth, Inc.	2,615	37,970
Bank of Hawaii Corp.	1,448	66,536
Berkley (W.R.) Corp.	3,563	138,672
BioMed Realty Trust, Inc.	4,901	91,551
BRE Properties, Inc.	2,440	122,049
Brown & Brown, Inc.	3,691	100,654
Camden Property Trust	2,554	172,829
Cathay General Bancorp	2,503	41,325
CBOE Holdings, Inc.	2,780	76,950
City National Corp.	1,490	72,384
Commerce Bancshares, Inc.	2,504	94,902
Corporate Office Pptys. Trust	2,291	53,861
Cullen/Frost Bankers, Inc.	1,955	112,393
Duke Realty Corp.	8,471	124,015
East West Bancorp, Inc.	4,600	107,916
Eaton Vance Corp.	3,676	99,068
Equity One, Inc.	1,899	40,259
Essex Property Trust, Inc.	1,121	172,544
Everest Re Group Ltd.	1,678	173,656
Federal Realty Investment Trust	2,031	211,407
Fidelity Nat’l. Financial, Inc. Cl A	7,087	136,496
First American Financial Corp.	3,377	57,274
First Niagara Financial Group, Inc.	11,212	85,772
FirstMerit Corp.	3,488	57,622
Fulton Financial Corp.	6,390	63,836
Gallagher (Arthur J.) & Co.	3,766	132,074
Greenhill & Co., Inc.	924	32,941
Hancock Hldg. Co.	2,696	82,066
Hanover Insurance Group, Inc.	1,432	56,034
HCC Insurance Hldgs., Inc.	3,219	101,077
Highwoods Properties, Inc.	2,350	79,078
Home Properties, Inc.	1,548	94,985
Hospitality Properties Trust	3,933	97,420
International Bancshares Corp.	1,691	33,008
Janus Capital Group, Inc.	5,992	46,857
Jefferies Group, Inc.	4,782	62,118
Jones Lang LaSalle, Inc.	1,392	97,955
Kemper Corp.	1,576	48,462
Liberty Property Trust	3,733	137,524
Mack-Cali Realty Corp.	2,789	81,076
Mercury General Corp.	1,153	48,046
MSCI, Inc. Cl A*	3,867	131,555
National Retail Pptys., Inc.	3,406	96,356
New York Community Bancorp, Inc.	13,960	174,919
Old Republic Int’l. Corp.	8,258	68,459
OMEGA Healthcare Investors, Inc.	3,360	75,600
Potlatch Corp.	1,283	40,979
Prosperity Bancshares, Inc.	1,508	63,381
Protective Life Corp.	2,579	75,848
Raymond James Financial, Inc.	3,551	121,586
Rayonier, Inc.	3,881	174,257

Realty Income Corp.	4,243	177,230
Regency Centers Corp.	2,862	136,145
Reinsurance Grp. of America, Inc.	2,344	124,724
SEI Investments Co.	4,578	91,056
Senior Housing Pptys. Trust	5,171	115,417
Signature Bank*	1,467	89,443
SL Green Realty Corp	2,850	228,684
StanCorp Financial Group, Inc.	1,412	52,470
SVB Financial Group*	1,405	82,502
Synovus Financial Corp.	25,147	49,791
Taubman Centers, Inc.	1,869	144,212
TCF Financial Corp.	5,160	59,237
The Macerich Co.	4,213	248,778
Trustmark Corp.	2,063	50,502
UDR, Inc.	7,962	205,738
Valley National Bancorp	6,271	66,473
Waddell & Reed Financial, Inc. Cl A	2,744	83,088
Washington Federal, Inc.	3,397	57,375
Webster Financial Corp.	2,350	50,901
Weingarten Realty Investors	3,854	101,514
Westamerica Bancorporation	887	41,858
		7,989,912
HEALTH CARE (10.7%)
Allscripts Healthcare Solutions, Inc.*	6,069	66,334
AMERIGROUP Corp.*	1,542	101,633
Bio-Rad Laboratories, Inc. Cl A*	630	63,006
Catalyst Health Solutions, Inc.*	1,609	150,345
Charles River Laboratories Int’l., Inc.*	1,562	51,171
Community Health Systems, Inc.*	2,905	81,427
Cooper Companies, Inc.	1,505	120,039
Covance, Inc.*	1,762	84,312
Endo Pharmaceuticals Hldgs., Inc.*	3,728	115,493
Gen-Probe, Inc.*	1,449	119,108
Health Management Associates, Inc. Cl A*	8,149	63,970
Health Net, Inc.*	2,649	64,291
Hill-Rom Hldgs., Inc.	1,977	60,990
HMS Hldgs. Corp.*	2,736	91,136
Hologic, Inc.*	8,414	151,789
IDEXX Laboratories, Inc.*	1,752	168,420
LifePoint Hospitals, Inc.*	1,558	63,847
Lincare Hldgs., Inc.	2,745	93,385
Masimo Corp.*	1,822	40,776
Medicis Pharmaceutical Corp. Cl A	1,891	64,578
Mednax, Inc.*	1,566	107,334
Mettler-Toledo Int’l., Inc.*	1,002	156,162
Omnicare, Inc.	3,594	112,241
Owens & Minor, Inc.	2,019	61,842
Regeneron Pharmaceuticals, Inc.*	2,481	283,375
ResMed, Inc.*	4,543	141,742
Schein (Henry), Inc.*	2,861	224,560
Steris Corp.	1,839	57,689
Techne Corp.	1,173	87,037
Teleflex, Inc.	1,298	79,061
Thoratec Corp.*	1,868	62,727
United Therapeutics Corp.*	1,708	84,341
Universal Health Svcs., Inc. Cl B	3,083	133,062
VCA Antech, Inc.*	2,786	61,236

Vertex Pharmaceuticals, Inc.*	6,716	375,554
WellCare Health Plans, Inc.*	1,372	72,716
		3,916,729
INDUSTRIALS (15.5%)
Acuity Brands, Inc.	1,351	68,779
AECOM Technology Corp.*	3,592	59,088
AGCO Corp.*	3,093	141,443
Alaska Air Group, Inc.*	2,262	81,206
Alliant TechSystems, Inc.	1,054	53,301
AMETEK, Inc.	5,112	255,139
BE Aerospace, Inc.*	3,308	144,427
Carlisle Cos., Inc.	1,980	104,980
Clarcor, Inc.	1,597	76,912
Clean Harbors, Inc.*	1,508	85,081
Con-way, Inc.	1,778	64,204
Copart, Inc.*	3,311	78,438
Corporate Executive Board Co.	1,066	43,578
Corrections Corp. of America	3,179	93,622
Crane Co.	1,571	57,153
Deluxe Corp.	1,625	40,528
Donaldson Co., Inc.	4,738	158,107
Esterline Technologies Corp.*	983	61,290
Exelis, Inc.	5,932	58,490
Fortune Brands Home & Security, Inc.*	5,092	113,399
FTI Consulting, Inc.*	1,337	38,439
Gardner Denver, Inc.	1,595	84,391
GATX Corp.	1,489	57,327
General Cable Corp.*	1,583	41,063
Graco, Inc.	1,925	88,704
Granite Construction, Inc.	1,107	28,904
Harsco Corp.	2,560	52,173
HNI Corp.	1,449	37,312
Hubbell, Inc. Cl B	1,885	146,917
Hunt (J.B.) Transport Svcs., Inc.	2,867	170,873
Huntington Ingalls Industries, Inc.*	1,573	63,298
IDEX Corp.	2,674	104,233
ITT Corp.	2,940	51,744
JetBlue Airways Corp*	7,272	38,542
Kansas City Southern	3,497	243,251
KBR, Inc.	4,722	116,681
Kennametal, Inc.	2,546	84,400
Kirby Corp.*	1,777	83,661
Korn/Ferry International*	1,528	21,927
Landstar System, Inc.	1,494	77,270
Lennox International, Inc.	1,621	75,587
Lincoln Electric Hldgs., Inc.	2,664	116,657
Manpower, Inc.	2,551	93,494
Miller (Herman), Inc.	1,856	34,373
Mine Safety Appliances Co.	989	39,797
MSC Industrial Direct Co., Inc. Cl A	1,470	96,359
Nordson Corp.	1,799	92,271
Oshkosh Corp.*	2,918	61,132
Pentair, Inc.	3,154	120,735
Regal-Beloit Corp.	1,325	82,495
Rollins, Inc.	2,050	45,859
Shaw Group, Inc.*	2,098	57,296
SPX Corp.	1,611	105,231

Terex Corp.*	3,516	62,690
The Brink’s Co.	1,504	34,863
Timken Co.	2,674	122,442
Towers Watson & Co. Cl A	1,620	97,038
Trinity Industries, Inc.	2,552	63,749
Triumph Group, Inc.	1,587	89,300
United Rentals, Inc.*	2,683	91,329
URS Corp.	2,410	84,061
UTI Worldwide, Inc.	3,294	48,125
Valmont Industries, Inc.	720	87,098
Wabtec Corp.	1,533	119,589
Waste Connections, Inc.	3,923	117,376
Watsco, Inc.	943	69,593
Werner Enterprises, Inc.	1,415	33,804
Woodward, Inc.	1,914	75,488
		5,688,106
INFORMATION TECHNOLOGY (15.1%)
ACI Worldwide, Inc.*	1,265	55,926
Acxiom Corp.*	2,443	36,914
Adtran, Inc.	2,025	61,135
Advent Software, Inc.*	1,018	27,598
Alliance Data Systems Corp.*	1,599	215,865
ANSYS, Inc.*	2,973	187,626
AOL, Inc.*	2,975	83,538
Arrow Electronics, Inc.*	3,558	116,738
Atmel Corp.*	14,131	94,678
Avnet, Inc.*	4,613	142,357
Broadridge Financial Solutions, Inc.	3,972	84,484
Cadence Design Systems, Inc.*	8,739	96,042
Ciena Corp.*	3,152	51,598
Compuware Corp.*	6,932	64,398
Concur Technologies, Inc.*	1,499	102,082
Convergys Corp.	3,709	54,782
CoreLogic, Inc.*	3,401	62,272
Cree, Inc.*	3,677	94,389
Cypress Semiconductor Corp.*	4,842	64,011
Diebold, Inc.	2,004	73,968
DST Systems, Inc.	1,086	58,981
Equinix, Inc.*	1,528	268,388
FactSet Research Systems, Inc.	1,432	133,090
Fair Isaac Corp.	1,091	46,127
Fairchild Semiconductor Int’l., Inc.*	4,055	57,176
Gartner, Inc.*	2,970	127,859
Global Payments, Inc.	2,500	108,075
Henry (Jack) & Associates, Inc.	2,775	95,793
Informatica Corp.*	3,448	146,057
Ingram Micro, Inc. Cl A*	4,848	84,695
Integrated Device Technology, Inc.*	4,531	25,464
International Rectifier Corp.*	2,199	43,958
Intersil Corp. Cl A	4,055	43,186
Itron, Inc.*	1,270	52,375
Lender Processing Svcs., Inc.	2,689	67,978
ManTech International Corp. Cl A	740	17,368
MEMC Electronic Materials, Inc.*	7,338	15,923
Mentor Graphics Corp.*	2,967	44,505
Micros Systems, Inc.*	2,557	130,918
Monster Worldwide, Inc.*	3,854	32,759

National Instruments Corp.	2,966	79,667
NCR Corp.*	5,045	114,673
NeuStar, Inc. Cl A*	2,130	71,142
Parametric Technology Corp.*	3,799	79,627
Plantronics, Inc.	1,353	45,190
Polycom, Inc.*	5,669	59,638
QLogic Corp.*	3,105	42,507
Quest Software, Inc.*	1,804	50,241
Rackspace Hosting, Inc.*	3,398	149,308
RF Micro Devices, Inc.*	8,865	37,676
Riverbed Technology, Inc.*	5,044	81,461
Rovi Corp.*	3,530	69,259
Semtech Corp.*	2,085	50,707
Silicon Laboratories, Inc.*	1,363	51,658
Skyworks Solutions, Inc.*	6,031	165,068
Solera Hldgs., Inc.	2,214	92,523
Synopsys, Inc.*	4,678	137,674
Tech Data Corp.*	1,268	61,080
Tellabs, Inc.	11,679	38,891
TIBCO Software, Inc.*	5,248	157,020
Trimble Navigation Ltd.*	3,977	182,982
ValueClick, Inc.*	2,566	42,057
VeriFone Systems, Inc.*	3,423	113,267
Vishay Intertechnology, Inc.*	4,600	43,378
Wright Express Corp.*	1,237	76,348
Zebra Technologies Corp. Cl A*	1,649	56,660
		5,520,778
MATERIALS (6.7%)
Albemarle Corp.	2,836	169,139
AptarGroup, Inc.	2,118	108,124
Ashland, Inc.	2,496	172,998
Cabot Corp.	2,021	82,255
Carpenter Technology Corp.	1,401	67,024
Commercial Metals Co.	3,689	46,629
Compass Minerals Int’l., Inc.	1,052	80,247
Cytec Industries, Inc.	1,464	85,849
Domtar Corp.	1,151	88,293
Greif, Inc. Cl A	980	40,180
Intrepid Potash, Inc.*	1,676	38,146
Louisiana-Pacific Corp.*	4,376	47,611
Martin Marietta Materials, Inc.	1,453	114,525
Minerals Technologies, Inc.	566	36,099
NewMarket Corp.	338	73,211
Olin Corp.	2,548	53,228
Packaging Corp. of America	3,129	88,363
Reliance Steel & Aluminum Co.	2,390	120,695
Rock-Tenn Co. Cl A	2,250	122,738
Royal Gold, Inc.	1,899	148,882
RPM International, Inc.	4,189	113,941
Scotts Miracle-Gro Co. Cl A	1,382	56,828
Sensient Technologies Corp.	1,590	58,401
Silgan Hldgs., Inc.	1,577	67,322
Sonoco Products Co.	3,198	96,420
Steel Dynamics, Inc.	6,971	81,909
Valspar Corp.	2,900	152,221
Worthington Industries, Inc.	1,689	34,574
		2,445,852

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	3,071	65,382
tw telecom inc*	4,788	122,860
		188,242
UTILITIES (5.0%)
Alliant Energy Corp.	3,526	160,680
Aqua America, Inc.	4,424	110,423
Atmos Energy Corp.	2,864	100,440
Black Hills Corp.	1,402	45,102
Cleco Corp.	1,937	81,025
Great Plains Energy, Inc.	4,948	105,937
Hawaiian Electric Industries, Inc.	3,069	87,528
Idacorp, Inc.	1,593	67,033
MDU Resources Group	6,006	129,790
National Fuel Gas Co.	2,646	124,309
NV Energy, Inc.	7,503	131,903
OGE Energy Corp.	3,133	162,258
PNM Resources, Inc.	2,533	49,495
Questar Corp.	5,665	118,172
UGI Corp.	3,573	105,153
Vectren Corp.	2,609	77,018
Westar Energy, Inc.	4,011	120,129
WGL Hldgs., Inc.	1,640	65,190
		1,841,585
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $31,637,288) 96.9%		35,516,596

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.07	07/19/12	200,000	199,992
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $199,992) 0.6%					199,992

TEMPORARY CASH INVESTMENTS (2)
(Cost: $624,200) 1.7%					624,200

TOTAL INVESTMENTS
(Cost: $32,461,480) 99.2%					36,340,788

OTHER NET ASSETS 0.8%					278,268

NET ASSETS 100.0%					$36,619,056

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Bassett Furniture Industries, Inc.	7,095	73,149
bebe stores, inc.	4,997	29,332
Pep Boys - Manny, Moe & Jack	7,736	76,586
Rent-A-Center, Inc.	2,061	69,538
Shutterfly, Inc.*	1,759	53,984
Wolverine World Wide, Inc.	2,388	92,607
		395,196
CONSUMER STAPLES (2.3%)
Prestige Brands Hldgs., Inc.*	4,827	76,315
The Pantry, Inc.*	4,932	72,500
Vector Group Ltd.	1,757	29,904
		178,719
ENERGY (5.6%)
Endeavour International Corp.*	1,742	14,633
Energy XXI (Bermuda) Ltd.	4,072	127,413
Gasco Energy, Inc.*	64,764	11,334
McMoRan Exploration Co.*	19,287	244,366
Saratoga Resources, Inc.*	5,352	31,470
		429,216
FINANCIALS (35.2%)
Ashford Hospitality Trust, Inc.	4,352	36,687
Aspen Insurance Hldgs. Ltd.	1,601	46,269
Associated Estates Realty Corp.	2,874	42,966
BancFirst Corp.	1,067	44,718
Bank of Marin Bancorp	698	25,833
Banner Corp.	1,085	23,772
Brookline Bancorp, Inc.	7,175	63,499
Bryn Mawr Bank Corp.	2,102	44,289
Cash America Int’l., Inc.	1,391	61,260
Chesapeake Lodging Trust	3,363	57,911
Colonial Properties Trust	3,954	87,542
Dime Community Bancshares	3,490	46,382
EastGroup Properties, Inc.	1,443	76,912
Ellington Financial LLC	5,648	119,512
Equity Lifestyle Properties, Inc.	1,523	105,041
FelCor Lodging Trust, Inc.*	12,161	57,157
First Interstate BancSytem, Inc.	3,241	46,152
First Niagara Financial Group, Inc.	1,361	10,412
Flushing Financial Corp.	1,004	13,685
Forest City Enterprises, Inc. Cl A*	5,472	79,891
Glacier Bancorp, Inc.	3,960	61,340
Highwoods Properties, Inc.	2,391	80,457
IBERIABANK Corp.	890	44,901
Investors Bancorp, Inc.*	3,665	55,305
Janus Capital Group, Inc.	6,484	50,705
Marlin Business Svcs. Corp.	3,583	58,725
MB Financial, Inc.	2,613	56,284
Meadowbrook Insurance Group, Inc.	7,490	65,837
Mid-America Apt. Communities, Inc.	462	31,527
National Retail Pptys., Inc.	2,173	61,474
NBH Hldgs. Co.†	2,038	37,194
Northwest Bancshares, Inc.	4,376	51,243
Pennsylvania REIT	3,168	47,457
PHH Corp.*	2,974	51,986
ProAssurance Corp.	1,358	120,984
Prosperity Bancshares, Inc.	1,371	57,623
S.Y. Bancorp, Inc.	2,467	59,085
SeaBright Hldgs., Inc.	11,700	104,013

Select Income REIT*	2,090	49,658
Signature Bank*	1,459	88,955
Steel Excel, Inc.*	713	19,358
SVB Financial Group*	1,356	79,624
Symetra Financial Corp.	7,117	89,817
Terreno Realty Corp.	1,856	28,044
UMB Financial Corp.	1,225	62,757
Urstadt Biddle Properties Cl A	1,897	37,504
Westamerica Bancorporation	1,010	47,662
		2,689,409
HEALTH CARE (6.3%)
Alphatec Hldgs., Inc.*	2,911	5,356
Capital Senior Living Corp.*	3,769	39,951
Computer Programs & Systems, Inc.	1,053	60,253
Conceptus, Inc.*	5,530	109,605
Harvard Bioscience, Inc.*	7,041	26,545
Medicines Co.*	2,729	62,603
NPS Pharmaceuticals Inc*	6,225	53,597
PAREXEL International Corp.*	733	20,693
QLT, Inc.*	13,130	100,051
		478,654
INDUSTRIALS (12.2%)
Actuant Corp. Cl A	3,270	88,813
Alaska Air Group, Inc.*	2,262	81,206
AZZ, Inc.	1,444	88,459
Encore Wire Corp.	3,930	105,245
Genesee & Wyoming, Inc. Cl A*	2,099	110,911
Insperity, Inc.	1,644	44,470
Kaydon Corp.	1,272	27,208
Miller Industries, Inc.	5,177	82,470
Mueller Industries, Inc.	3,521	149,959
Old Dominion Freight Line, Inc.*	3,480	150,649
		929,390
INFORMATION TECHNOLOGY (9.6%)
Cirrus Logic, Inc.*	2,258	67,469
Coherent, Inc.*	375	16,238
CommVault Systems, Inc.*	1,238	61,368
Emulex Corp.*	2,724	19,613
LogMeIn, Inc.*	2,138	65,252
Microsemi Corp.*	2,332	43,119
MKS Instruments, Inc.	1,905	55,112
Parametric Technology Corp.*	2,546	53,364
Plexus Corp.*	1,122	31,640
Richardson Electronics Ltd.	9,992	123,201
Semtech Corp.*	2,048	49,807
TIBCO Software, Inc.*	3,577	107,024
TTM Technologies, Inc.*	3,970	37,358
		730,565
MATERIALS (10.7%)
Boise, Inc.	17,122	112,663
Buckeye Technologies, Inc.	1,804	51,396
Commercial Metals Co.	3,765	47,590
Copper Mountain Mining Corp.*	5,585	19,296
Crown Hldgs., Inc.*	3,720	128,303
Innophos Hldgs., Inc.	2,470	139,456
Kaiser Aluminum Corp.	2,273	117,832
McEwen Mining, Inc.*	6,443	19,393
Silgan Hldgs., Inc.	4,163	177,718
		813,647
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	2,829	41,869

UTILITIES (6.4%)
Avista Corp.	3,682	98,309
Black Hills Corp.	1,774	57,070
Idacorp, Inc.	2,092	88,031
Northwest Natural Gas Co.	1,379	65,640
PNM Resources, Inc.	4,154	81,169
UNS Energy Corp	2,447	93,989
		484,208
TOTAL COMMON STOCKS
(Cost: $6,159,244) 94.1%		7,170,873

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	33,280
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost: $8,820) 0.4%		33,280

TEMPORARY CASH INVESTMENTS (4)
(Cost: $450,000) 5.9%		450,000

TOTAL INVESTMENTS
(Cost: $6,618,064) 100.4%		7,654,153

OTHER NET ASSETS -0.4%		(31,077)

NET ASSETS 100.0%		$7,623,076

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
AFC Enterprises, Inc.*	4,400	101,816
American Axle & Mfg. Hldgs., Inc.*	6,631	69,559
ANN, Inc.*	1,823	46,468
Bally Technologies, Inc.*	938	43,767
Brunswick Corp.	2,086	46,351
Denny’s Corp.*	15,433	68,523
Express, Inc.*	3,212	58,362
HSN, Inc.	1,736	70,048
Maidenform Brands, Inc.*	3,482	69,361
Monro Muffler Brake, Inc.	713	23,700
P.F. Chang’s China Bistro, Inc.	839	43,183
Pep Boys - Manny, Moe & Jack	4,554	45,085
Quiksilver, Inc.*	9,230	21,506
Red Robin Gourmet Burgers, Inc.*	1,277	38,961
Shutterfly, Inc.*	1,814	55,672
Steiner Leisure Ltd.*	704	32,673
Steve Madden Ltd.*	1,254	39,815
WMS Industries, Inc.*	1,538	30,683
		905,533
CONSUMER STAPLES (3.2%)
Darling International, Inc.*	2,564	42,280
Hain Celestial Group, Inc.*	1,032	56,801
Nu Skin Enterprises, Inc. Cl A	864	40,522
TreeHouse Foods, Inc.*	606	37,748
Vector Group Ltd.	2,560	43,571
		220,922
ENERGY (7.7%)
Abraxas Petroleum Corp.*	8,884	28,340
Berry Petroleum Co. Cl A	1,225	48,584
Endeavour International Corp.*	4,837	40,631
Energy XXI (Bermuda) Ltd.	3,790	118,590
Lufkin Industries, Inc.	588	31,940
MarkWest Energy Partners LP	1,123	55,375
McMoRan Exploration Co.*	13,292	168,415
Saratoga Resources, Inc.*	6,675	39,249
		531,124
FINANCIALS (7.5%)
Associated Estates Realty Corp.	2,288	34,206
Chesapeake Lodging Trust	1,851	31,874
Colonial Properties Trust	2,633	58,295
iShares Russell 2000 Growth Index Fund	938	85,799
Northwest Bancshares, Inc.	3,764	44,076
ProAssurance Corp.	491	43,743
PS Business Parks, Inc.	590	39,955
S.Y. Bancorp, Inc.	1,206	28,884
Signature Bank*	1,092	66,579
Starwood Property Trust, Inc.	1,903	40,553
Stifel Financial Corp.*	1,480	45,732
		519,696
HEALTH CARE (21.8%)
Abiomed, Inc.*	1,527	34,846
Acorda Therapeutics, Inc.*	443	10,437
Alnylam Pharmaceuticals, Inc.*	2,285	26,666
BioScrip, Inc.*	4,798	35,649
BioSpecifics Technologies Corp.*	862	16,188
Bruker Corp.*	2,129	28,337
Cantel Medical Corp.	1,284	34,989
Cepheid, Inc.*	594	26,582

Conceptus, Inc.*	1,225	24,280
Cubist Pharmaceuticals, Inc.*	1,573	59,632
Cyberonics, Inc.*	1,924	86,465
DexCom, Inc.*	3,817	49,468
Emergent Biosolutions, Inc.*	1,963	29,739
Halozyme Therapeutics, Inc.*	1,199	10,623
HeartWare International, Inc.*	391	34,721
HMS Hldgs. Corp.*	2,303	76,713
Impax Laboratories, Inc.*	2,144	43,459
Insulet Corp.*	1,741	37,205
IPC The Hospitalist Co.*	819	37,117
Ironwood Pharmaceuticals, Inc.*	1,385	19,085
MAP Pharmaceuticals, Inc.*	1,016	15,220
Medicines Co.*	2,057	47,188
Neogen Corp.*	1,424	65,789
NxStage Medical, Inc.*	3,320	55,643
Omeros Corp.*	1,300	13,000
OraSure Technologies, Inc.*	1,173	13,185
PAREXEL International Corp.*	1,935	54,625
Pharmacyclics, Inc.*	677	36,971
Progenics Pharmaceuticals, Inc*	1,774	17,350
QLT, Inc.*	4,537	34,572
Questcor Pharmaceuticals, Inc.*	1,507	80,233
Sagent Pharmaceuticals, Inc.*	1,482	26,795
Salix Pharmaceuticals Ltd.*	2,337	127,231
Seattle Genetics, Inc.*	1,775	45,067
SXC Health Solutions Corp.*	923	91,571
Vascular Solutions, Inc.*	2,242	28,160
WellCare Health Plans, Inc.*	521	27,613
		1,502,414
INDUSTRIALS (14.3%)
Acacia Research Corp.*	1,110	41,336
Acco Brands Corp.*	4,836	50,004
Astronics Corp.*	2,626	74,158
AZZ, Inc.	1,369	83,865
EnPro Industries, Inc.*	1,246	46,563
Genesee & Wyoming, Inc. Cl A*	1,188	62,774
Healthcare Svcs. Group, Inc.	2,848	55,194
Hub Group, Inc. Cl A*	954	34,535
Old Dominion Freight Line, Inc.*	1,805	78,138
On Assignment, Inc.*	2,963	47,289
Raven Industries, Inc.	1,665	115,867
RBC Bearings, Inc.*	810	38,313
Rexnord Corp.*	469	9,399
Robbins & Myers, Inc.	1,329	55,579
Smith (A.O.) Corp.	1,267	61,944
Sun Hydraulics Corp.	2,201	53,462
Teledyne Technologies, Inc.*	1,239	76,384
		984,804
INFORMATION TECHNOLOGY (20.6%)
Adtran, Inc.	2,270	68,531
Brightcove, Inc.*	1,696	25,864
Cavium, Inc.*	1,382	38,696
Cirrus Logic, Inc.*	2,724	81,393
CommVault Systems, Inc.*	2,087	103,453
comScore, Inc.*	2,684	44,179
Finisar Corp.*	3,077	46,032
iGATE Corp.*	2,816	47,928
Imperva, Inc.*	1,365	39,339
Informatica Corp.*	1,483	62,820
Littelfuse, Inc.	577	32,826

LogMeIn, Inc.*	2,675	81,641
Mercury Computer Systems, Inc.*	2,749	35,545
Microsemi Corp.*	2,750	50,848
Nanometrics, Inc.*	3,842	59,013
Parametric Technology Corp.*	3,021	63,320
Plantronics, Inc.	1,079	36,039
Plexus Corp.*	1,397	39,395
RealD, Inc.*	3,572	53,437
Responsys, Inc.*	5,231	63,400
Sapient Corp.	2,496	25,135
Sourcefire, Inc.*	1,888	97,043
Stratasys, Inc.*	599	29,680
Super Micro Computer, Inc.*	2,111	33,480
Take-Two Interactive Software, Inc.*	1,747	16,527
Teradyne, Inc.*	1,616	22,721
TIBCO Software, Inc.*	2,139	63,999
Volterra Semiconductor Corp.*	912	21,386
Wright Express Corp.*	599	36,970
		1,420,640
MATERIALS (4.2%)
Allied Nevada Gold Corp.*	1,454	41,265
CVR Partners LP	1,960	47,471
Innophos Hldgs., Inc.	1,494	84,351
McEwen Mining, Inc.*	8,850	26,639
Silgan Hldgs., Inc.	1,094	46,703
TPC Group, Inc.*	1,196	44,192
		290,621
TELECOMMUNICATION SERVICES (1.5%)
AboveNet, Inc.*	805	67,620
Consolidated Comms. Hldgs., Inc.	2,221	32,871
		100,491
UTILITIES (0.8%)
Northwest Natural Gas Co.	1,173	55,835

TOTAL COMMON STOCKS
(Cost: $5,643,656) 94.7%		6,532,080

TEMPORARY CASH INVESTMENTS (4)
(Cost: $350,000) 5.1%		350,000

TOTAL INVESTMENTS
(Cost: $5,993,656) 99.8%		6,882,080

OTHER NET ASSETS 0.2%		11,692

NET ASSETS 100.0%		$6,893,772

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.9%)
U.S. Treasury Note	AA+	1.00	10/31/16	1,000,000	1,015,234
U.S. Treasury Note	AA+	1.38	09/15/12	1,500,000	1,503,809
U.S. Treasury Note	AA+	2.38	10/31/14	1,500,000	1,569,843
U.S. Treasury Note	AA+	3.25	05/31/16	2,250,000	2,482,736
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,106,797
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,413,415
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,423,755
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,290,233
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	3,008,561
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	380,327
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	3,197,545
					21,392,255
U.S. GOVERNMENT AGENCIES (27.9%)
MORTGAGE-BACKED OBLIGATIONS (27.9%)
FHARM	AA+	4.64	09/01/39	156,647	167,572
FHARM	AA+	5.22	04/01/37	61,836	66,222
FHARM	AA+	5.24	02/01/36	79,317	85,312
FHARM	AA+	5.39	04/01/37	76,004	81,336
FHARM	AA+	5.43	05/01/37	127,920	138,423
FHARM	AA+	5.77	03/01/37	61,548	66,700
FHLMC	AA+	4.00	02/01/25	174,155	184,153
FHLMC	AA+	4.00	03/01/41	496,932	528,326
FHLMC	AA+	4.00	07/01/41	385,543	409,658
FHLMC	AA+	4.50	03/01/34	258,092	276,321
FHLMC	AA+	4.50	08/01/34	166,214	177,954
FHLMC	AA+	4.50	08/15/35	160,174	175,467
FHLMC	AA+	5.00	02/01/26	67,621	73,094
FHLMC	AA+	5.50	03/01/21	82,264	90,049
FHLMC	AA+	5.50	07/01/32	128,207	140,067
FHLMC	AA+	5.50	05/01/33	112,570	123,511
FHLMC	AA+	5.50	08/15/33	78,691	81,717
FHLMC	AA+	5.50	06/01/37	233,549	254,569
FHLMC	AA+	6.00	07/15/29	83,918	92,699
FHLMC	AA+	6.00	03/15/32	89,047	99,121
FNMA	AA+	3.50	01/01/32	483,133	511,692
FNMA	AA+	3.50	03/01/32	452,483	479,193
FNMA	AA+	3.50	04/01/42	497,675	533,148
FNMA	AA+	4.00	05/01/19	120,247	128,973
FNMA	AA+	4.00	01/01/31	406,903	437,952
FNMA	AA+	4.00	06/01/39	283,775	302,412
FNMA	AA+	4.00	11/01/40	408,193	435,128
FNMA	AA+	4.00	05/01/41	349,539	382,115
FNMA	AA+	4.50	05/01/18	52,618	56,658
FNMA	AA+	4.50	05/01/19	58,749	63,224
FNMA	AA+	4.50	05/01/30	280,941	303,775
FNMA	AA+	4.50	04/01/31	290,015	313,776
FNMA	AA+	4.50	08/01/33	141,803	152,617
FNMA	AA+	4.50	08/01/33	58,987	63,485
FNMA	AA+	4.50	09/01/33	356,448	383,629
FNMA	AA+	4.50	05/01/34	54,746	58,887
FNMA	AA+	4.50	06/01/34	110,147	118,478
FNMA	AA+	4.50	08/01/35	284,309	305,456
FNMA	AA+	4.50	12/01/35	209,125	224,680
FNMA	AA+	4.50	05/01/39	325,907	349,741

FNMA	AA+	4.50	05/01/39	241,853	259,540
FNMA	AA+	4.50	05/01/40	342,493	374,525
FNMA	AA+	5.00	04/01/18	87,081	94,286
FNMA	AA+	5.00	09/01/18	55,411	59,996
FNMA	AA+	5.00	10/01/20	121,925	132,032
FNMA	AA+	5.00	06/01/33	249,623	271,632
FNMA	AA+	5.00	09/01/33	205,776	223,919
FNMA	AA+	5.00	10/01/33	214,246	233,136
FNMA	AA+	5.00	11/01/33	267,815	291,428
FNMA	AA+	5.00	03/01/34	55,574	60,474
FNMA	AA+	5.00	04/01/34	73,458	79,888
FNMA	AA+	5.00	04/01/34	45,529	49,515
FNMA	AA+	5.00	04/01/35	149,001	161,673
FNMA	AA+	5.00	06/01/35	84,582	91,775
FNMA	AA+	5.00	09/01/35	161,736	175,491
FNMA	AA+	5.00	11/25/35	250,000	279,128
FNMA	AA+	5.00	10/01/36	155,671	168,909
FNMA	AA+	5.00	05/01/39	314,248	345,831
FNMA	AA+	5.00	06/01/40	217,929	237,007
FNMA	AA+	5.50	04/01/17	3,694	4,026
FNMA	AA+	5.50	05/01/17	3,788	4,128
FNMA	AA+	5.50	06/01/17	4,740	5,166
FNMA	AA+	5.50	09/01/19	33,362	36,546
FNMA	AA+	5.50	08/01/25	106,930	117,512
FNMA	AA+	5.50	01/01/27	52,789	57,903
FNMA	AA+	5.50	09/01/33	70,991	78,046
FNMA	AA+	5.50	10/01/33	208,380	229,088
FNMA	AA+	5.50	03/01/34	65,149	71,623
FNMA	AA+	5.50	03/01/34	34,666	38,111
FNMA	AA+	5.50	07/01/34	69,869	76,769
FNMA	AA+	5.50	09/01/34	310,770	341,460
FNMA	AA+	5.50	09/01/34	280,219	308,243
FNMA	AA+	5.50	09/01/34	73,129	80,351
FNMA	AA+	5.50	10/01/34	53,494	58,777
FNMA	AA+	5.50	02/01/35	107,019	117,588
FNMA	AA+	5.50	02/01/35	87,142	95,585
FNMA	AA+	5.50	04/01/35	140,944	154,599
FNMA	AA+	5.50	08/01/35	173,238	190,021
FNMA	AA+	5.50	11/01/35	121,033	132,759
FNMA	AA+	5.50	06/01/37	184,149	200,953
FNMA	AA+	5.50	11/01/38	93,041	100,310
FNMA	AA+	5.50	06/01/48	102,644	111,240
FNMA	AA+	6.00	04/01/23	81,146	91,636
FNMA	AA+	6.00	01/01/25	174,829	195,544
FNMA	AA+	6.00	03/01/28	108,539	119,657
FNMA	AA+	6.00	03/01/32	10,335	11,638
FNMA	AA+	6.00	04/01/32	14,738	16,596
FNMA	AA+	6.00	04/01/32	7,180	8,085
FNMA	AA+	6.00	05/01/32	15,929	17,937
FNMA	AA+	6.00	05/01/33	215,349	242,496
FNMA	AA+	6.00	09/01/34	138,808	154,918
FNMA	AA+	6.00	10/01/34	161,655	180,417
FNMA	AA+	6.00	11/01/34	107,367	119,828
FNMA	AA+	6.00	12/01/36	121,314	133,688
FNMA	AA+	6.00	01/01/37	114,108	125,747
FNMA	AA+	6.00	05/01/37	58,162	63,622
FNMA	AA+	6.00	07/01/37	74,572	82,178
FNMA	AA+	6.00	08/01/37	151,101	166,514

FNMA	AA+	6.00	12/01/37	44,306	48,826
FNMA	AA+	6.00	10/25/44	127,275	141,772
FNMA	AA+	6.00	02/25/47	112,030	127,010
FNMA	AA+	6.00	12/25/49	146,985	168,644
FNMA	AA+	6.50	09/01/16	2,731	2,931
FNMA	AA+	6.50	03/01/17	7,013	7,621
FNMA	AA+	6.50	05/01/17	1,150	1,250
FNMA	AA+	6.50	06/01/17	24,284	26,389
FNMA	AA+	6.50	04/01/32	4,043	4,628
FNMA	AA+	6.50	05/01/32	19,287	22,077
FNMA	AA+	6.50	05/01/32	15,375	17,599
FNMA	AA+	6.50	07/01/32	20,300	23,236
FNMA	AA+	6.50	07/01/34	101,010	115,086
FNMA	AA+	6.50	09/01/34	60,455	68,879
FNMA	AA+	6.50	09/01/36	90,807	101,730
FNMA	AA+	6.50	05/01/37	92,302	104,212
FNMA	AA+	6.50	09/01/37	90,743	102,452
FNMA	AA+	6.50	05/01/38	94,206	106,155
FNMA	AA+	7.00	09/01/31	5,634	6,694
FNMA	AA+	7.00	11/01/31	3,795	4,508
FNMA	AA+	7.00	04/01/32	21,155	25,009
FNMA	AA+	7.00	01/25/44	172,194	195,180
FNMA	AA+	7.50	06/01/31	3,760	4,442
FNMA	AA+	7.50	02/01/32	10,800	12,791
FNMA	AA+	7.50	04/01/32	6,106	7,240
FNMA	AA+	7.50	06/01/32	4,207	4,988
FNMA	AA+	8.00	03/01/31	2,558	3,058
FNMA	AA+	8.00	04/01/32	8,309	9,970
FNMA	AA+	8.00	04/01/32	859	1,028
GNMA (5)	AA+	3.50	09/20/33	400,004	418,616
GNMA (5)	AA+	3.50	01/20/37	403,907	418,867
GNMA (5)	AA+	4.00	08/15/41	408,170	446,526
GNMA (5)	AA+	4.00	11/15/41	148,259	162,191
GNMA (5)	AA+	4.00	01/15/42	496,337	542,979
GNMA (5)	AA+	4.00	03/20/42	323,523	353,394
GNMA (5)	AA+	4.50	04/20/31	454,463	504,114
GNMA (5)	AA+	4.50	10/15/40	371,123	407,074
GNMA (5)	AA+	5.00	10/15/24	390,140	426,212
GNMA (5)	AA+	5.00	04/15/39	319,207	351,763
GNMA (5)	AA+	5.00	06/20/39	232,294	268,522
GNMA (5)	AA+	5.00	11/15/39	273,106	300,959
GNMA (5)	AA+	5.00	06/20/40	411,213	455,865
GNMA (5)	AA+	5.50	01/15/36	214,834	238,532
GNMA (5)	AA+	6.50	04/15/31	1,801	2,093
GNMA (5)	AA+	6.50	10/15/31	9,202	10,692
GNMA (5)	AA+	6.50	12/15/31	2,795	3,248
GNMA (5)	AA+	6.50	05/15/32	3,244	3,757
GNMA (5)	AA+	7.00	05/15/31	6,952	8,402
GNMA (5)	AA+	7.00	09/15/31	1,999	2,416
GNMA (5)	AA+	7.00	09/15/31	684	827
GNMA (5)	AA+	7.00	05/15/32	1,171	1,400
GNMA (5)	AA+	7.00	10/20/38	16,348	18,805
Vendee Mortgage Trust (5)	AA+	5.25	01/15/32	285,828	333,338
					23,994,777
CORPORATE DEBT (44.1%)
CONSUMER DISCRETIONARY (6.2%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	395,536
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	267,214

Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	260,575
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	253,094
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	319,551
Home Depot, Inc.	A-	5.40	03/01/16	250,000	288,206
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	329,584
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	261,268
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	259,840
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	256,383
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	358,130
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	404,426
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	378,653
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	377,394
Scholastic Corp.	BB-	5.00	04/15/13	250,000	253,125
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	362,587
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	278,172
					5,303,738
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	352,388
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	292,429
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	368,935
Hershey Co.	A	4.85	08/15/15	250,000	279,785
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	270,894
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	263,154
Kroger Co.	BBB	4.95	01/15/15	250,000	272,265
Safeway, Inc.	BBB	3.95	08/15/20	300,000	289,472
Sysco Corp.	A+	2.60	06/12/22	275,000	274,042
					2,663,364
ENERGY (5.0%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	374,359
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	273,158
Enbridge, Inc.	A-	5.80	06/15/14	150,000	162,869
EQT Corp.	BBB	4.88	11/15/21	400,000	408,574
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	261,875
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	335,882
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	253,863
Noble Drilling Corp.	BBB+	7.50	03/15/19	250,000	313,616
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	250,000	271,133
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	994,226
Sunoco, Inc.	BB+	4.88	10/15/14	250,000	264,106
Sunoco, Inc.	BB+	5.75	01/15/17	100,000	106,241
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	277,462
					4,297,364
FINANCIALS (15.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	311,895
Alleghany Corp.	BBB	5.63	09/15/20	350,000	374,483
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	491,875
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,562
Barrick N.A. Finance LLC	A-	4.40	05/30/21	350,000	377,240
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	296,436
Block Financial LLC	BBB	5.13	10/30/14	250,000	257,829
Boston Properties LP	A-	3.85	02/01/23	300,000	302,818
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	263,800
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	327,354
Citigroup, Inc.	BBB+	5.63	08/27/12	300,000	301,797
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	281,318
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	233,763
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	97,894
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	507,514

General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	512,922
Genworth Financial, Inc.	BBB	7.20	02/15/21	250,000	238,125
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	302,651
Harley-Davidson Financial Svcs.†	BBB+	2.70	03/15/17	300,000	304,350
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	270,714
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	104,406
HCP, Inc.	BBB	5.65	12/15/13	250,000	264,043
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	102,799
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	278,300
Lincoln National Corp.	A-	4.85	06/24/21	100,000	104,739
Lincoln National Corp.	A-	5.65	08/27/12	200,000	201,374
Markel Corp.	BBB	5.35	06/01/21	200,000	210,701
Markel Corp.	BBB	6.80	02/15/13	150,000	154,607
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	350,000	381,105
Morgan Stanley	A-	4.00	07/24/15	250,000	248,548
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	269,510
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	150,000	135,000
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	343,834
ProLogis LP	BBB-	6.63	05/15/18	350,000	403,699
Protective Life Corp.	A-	7.38	10/15/19	310,000	358,309
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	103,790
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	269,153
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	363,955
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	425,082
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	365,059
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	250,232
Simon Property Group LP	A-	2.80	01/30/17	350,000	360,292
SLM Corp.	BBB-	5.00	10/01/13	350,000	360,500
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	110,854
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	311,651
Vornado Realty LP	BBB	4.25	04/01/15	300,000	316,383
					13,105,265
HEALTH CARE (3.8%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	289,761
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	228,714
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	209,800
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	305,111
CIGNA Corp.	BBB	2.75	11/15/16	250,000	257,568
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	256,086
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	397,593
Medtronic, Inc.	A+	1.63	04/15/13	250,000	250,625
PerkinElmer, Inc.	BBB	5.00	11/15/21	250,000	268,338
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	276,925
WellPoint, Inc.	A-	4.35	08/15/20	250,000	274,888
Wyeth	AA	5.50	03/15/13	250,000	258,880
					3,274,289
INDUSTRIALS (3.4%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	255,423
Black & Decker Corp.	A	4.75	11/01/14	250,000	269,567
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	250,000	253,125
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	373,315
Masco Corp.	BBB-	5.88	07/15/12	200,000	200,150
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	387,999
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	350,000	349,005
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	270,582
Textron, Inc.	BBB-	4.63	09/21/16	250,000	269,843
URS Corp.†	BBB-	5.00	04/01/22	250,000	246,942
					2,875,951

INFORMATION TECHNOLOGY (1.2%)
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	105,876
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	275,547
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	294,813
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	393,040
					1,069,276
MATERIALS (3.2%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	273,891
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	393,551
Geon Co.	BB-	7.50	12/15/15	250,000	257,500
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	302,342
Lubrizol Corp.	AA+	5.50	10/01/14	250,000	276,396
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	394,799
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	250,811
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	376,077
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	213,000
					2,738,367
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	250,000	299,020
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	261,792
					560,812
UTILITIES (2.3%)
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	250,000	196,875
Constellation Energy	BBB-	5.15	12/01/20	250,000	276,735
Entergy Corp.	BBB-	5.13	09/15/20	250,000	259,551
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	377,572
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	271,285
Progress Energy, Inc.	A	5.25	12/15/15	250,000	284,480
SCANA Corp.	BBB	4.13	02/01/22	300,000	302,712
					1,969,210
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $77,691,277) 96.9%					83,244,668

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.4%)
New Jersey Natural Gas	A-1	0.12	07/06/12	1,000,000	999,980
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,900,000	1,899,985
					2,899,965
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $2,899,965) 3.4%					2,899,965

TEMPORARY CASH INVESTMENTS (2)
(Cost: $11,100) 0.0% (3)					11,100

TOTAL INVESTMENTS
(Cost: $80,602,342) 100.3%					86,155,733

OTHER NET ASSETS -0.3%					(233,896)

NET ASSETS 100.0%					$85,921,837

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.8%)
U.S. Treasury Bill	A-1+	0.09	08/16/12	4,000,000	3,999,517
U.S. Treasury Bill	A-1+	0.09	09/27/12	2,500,000	2,499,469
					6,498,986
U.S. GOVERNMENT AGENCIES (18.9%)
FHLB	A-1+	0.12	09/26/12	3,000,000	2,999,295
FHLMC	A-1+	0.10	07/05/12	700,000	699,993
FHLMC	A-1+	0.11	07/05/12	1,000,000	999,985
FHLMC	A-1+	0.11	07/16/12	800,000	799,990
FNMA	A-1+	0.12	07/16/12	1,400,000	1,400,000
					6,899,263
COMMERCIAL PAPER (62.2%)
Baker Hughes, Inc.†	A-1	0.13	07/09/12	800,000	799,974
Baker Hughes, Inc.†	A-1	0.17	08/17/12	600,000	599,864
Becton, Dickinson & Co.	A-1+	0.14	08/24/12	1,300,000	1,299,722
Coca-Cola Co.†	A-1	0.14	08/07/12	400,000	399,941
Coca-Cola Co.†	A-1	0.15	08/08/12	950,000	949,696
ConocoPhillips†	A-1	0.12	07/13/12	1,400,000	1,399,939
Dell, Inc.†	A-1	0.13	07/24/12	430,000	429,963
Dell, Inc.†	A-1	0.14	07/23/12	670,000	669,940
Dell, Inc.†	A-1	0.17	07/09/12	300,000	299,981
Du Pont (EI) de Nemours & Co.†	A-1	0.16	08/06/12	950,000	949,844
Du Pont (EI) de Nemours & Co.†	A-1	0.21	09/12/12	450,000	449,646
Emerson Electric Co.†	A-1	0.14	07/17/12	1,350,000	1,349,735
General Electric Capital Corp.†	A-1+	0.15	08/01/12	1,350,000	1,349,820
Google, Inc.†	A-1+	0.13	08/14/12	700,000	699,830
Illinois Tool Works, Inc.†	A-1	0.13	07/19/12	1,400,000	1,399,904
McDonald’s Corp.†	A-1	0.13	08/06/12	850,000	849,665
Medtronic, Inc.†	A-1+	0.14	09/20/12	1,000,000	999,447
Nestle Capital Corp.†	A-1+	0.14	07/30/12	350,000	349,954
New Jersey Natural Gas	A-1	0.12	07/11/12	900,000	899,967
Procter & Gamble Co.†	A-1+	0.12	07/06/12	950,000	949,981
San Diego Gas & Electric Co.†	A-1	0.15	07/06/12	1,400,000	1,399,965
Toyota Motor Credit Corp.	A-1+	0.15	07/09/12	1,350,000	1,349,940
Unilever Capital Corp.†	A-1	0.13	07/31/12	1,400,000	1,399,843
Wal-Mart Stores†	A-1+	0.13	08/06/12	801,000	800,893
Wal-Mart Stores†	A-1+	0.14	08/06/12	600,000	599,884
					22,647,338
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $36,046,327) 98.9%					36,045,587

TEMPORARY CASH INVESTMENTS (2) (Cost: $93,300) 0.3%					93,300

TOTAL INVESTMENTS (Cost: $36,139,627) 99.2%					36,138,887

OTHER NET ASSETS 0.8%					292,230

NET ASSETS 100.0%					$36,431,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

Abbreviations:                FHARM = Federal Home Adjustable Rate Mortgage

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2012, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$47,760	0.2%
EQUITY INDEX FUND	$1,899,977	3.2%
SMALL CAP VALUE FUND	$37,194	0.5%
BOND FUND	$3,126,768	3.6%
MONEY MARKET FUND	$19,097,709	52.4%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2012, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	7	E-mini S&P 500 Stock Index	P	September 2012	$474,740	$12,705	2.4%
EQUITY INDEX FUND	33	E-mini S&P 500 Stock Index	P	September 2012	$2,238,060	$58,580	3.7%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	September 2012	$1,033,450	$32,482	2.8%

(a)           Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2012 was 0.15%.

(3)         Percentage is less than 0.05%.

(4)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2012 was 0.10%.

(5)         U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 – quoted prices in active markets for identical securities.

•                  Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2012, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2012. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2012, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$11,567,885	—	—	$11,567,885
Common Stock - Active	$7,065,048	$47,760	—	$7,112,808
Convertible Preferred Stock	$37,393	—	—	$37,393
Short-Term Debt Securities	—	$99,990	—	$99,990
Temporary Cash Investments	—	$631,600	—	$631,600
	$18,670,326	$779,350	—	$19,449,676

Equity Index Fund
Common Stock	$57,738,652	—	—	$57,738,652
Short-Term Debt Securities	—	$2,099,957	—	$2,099,957
Temporary Cash Investments	—	$215,000	—	$215,000
	$57,738,652	$2,314,957	—	$60,053,609

Mid-Cap Equity Index Fund
Common Stock	$35,516,596	—	—	$35,516,596
Short-Term Debt Securities	—	$199,992	—	$199,992
Temporary Cash Investments	—	$624,200	—	$624,200
	$35,516,596	$824,192	—	$36,340,788
Small Cap Value Fund
Common Stock	$7,133,679	$37,194	—	$7,170,873
Convertible Preferred Stock	$33,280	—	—	$33,280
Temporary Cash Investments	—	$450,000	—	$450,000
	$7,166,959	$487,194	—	$7,654,153
Small Cap Growth Fund
Common Stock	$6,532,080	—	—	$6,532,080
Temporary Cash Investments	—	$350,000	—	$350,000
	$6,532,080	$350,000	—	$6,882,080

Bond Fund
U.S. Government Debt	—	$21,392,255	—	$21,392,255
U.S. Agency Residential Mortgage-Backed Obligations	—	$23,994,777	—	$23,994,777
Corporate Debt	—	$37,857,636	—	$37,857,636
Short-Term Debt Securities	—	$2,899,965	—	$2,899,965
Temporary Cash Investments	—	$11,100	—	$11,100
	—	$86,155,733	—	$86,155,733

Money Market Fund
U.S. Government Debt	—	$6,498,986	—	$6,498,986
U.S. Government Agency Short-Term Debt	—	$6,899,263	—	$6,899,263
Commercial Paper	—	$22,647,338	—	$22,647,338
Temporary Cash Investments	—	$93,300	—	$93,300
	—	$36,138,887	—	$36,138,887
Other Financial Instruments:*
All America Fund	$12,705	—	—	$12,705
Equity Index Fund	$58,580	—	—	$58,580
Mid-Cap Equity Index Fund	$32,482	—	—	$32,482

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Six Months Ended June 30, 2012

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	June 30,	June 30, 2012 Included
	2011	(Losses)	Level 3 (a)	Level 3 (b)	2012	in Statement of Operations
All America Fund - Active Common Stock	—	—	$83,744	$(83,744)	—	—
Small Cap Value Fund - Common Stock	—	—	$65,216	$(65,216)	—	—

(a)         Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)         Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described in Security Valuation below.

During the six months ended June 30, 2012, there were no transfers of securities between Level 1 and Level 2.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2012 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$3,058,905	$14,112,551	$6,107,710	$1,241,569
Unrealized Depreciation	(1,916,889)	(5,860,033)	(3,807,534)	(211,290)
Net	$1,142,016	$8,252,518	$2,300,176	$1,030,279
Tax Cost of Investments	$18,307,660	$51,801,091	$34,040,612	$6,623,874

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,102,050	$5,655,968	$313
Unrealized Depreciation	(219,981)	(102,578)	(1,047)
Net	$882,069	$5,553,390	$(734)
Tax Cost of Investments	$6,000,011	$80,602,343	$36,139,621

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)         The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2012

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 6, 2012